As filed with the Securities and Exchange Commission on
                           July    30, 1997
                                                  Registration No. 33-26921
                                                                   811-5763
----------------------------------------------------------------
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                             ----------------
                                 FORM N-1A
                                                                       ----
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X /
                                                                      ----
                                                                       ----
                        Pre-Effective Amendment No.                   /   /
                                                                      ----
                                                                       ----
                  Post-Effective Amendment No.    10                  / X /
                                    and                               ----
                                                                       ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       / X /
                                ACT OF 1940                           ----
                                                                       ----
                          Amendment No.    11                         / X /
                     (Check appropriate box or boxes)                 ----
                              ---------------
                       PUTNAM MUNICIPAL INCOME FUND
            (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code
                              (617) 292-1000
                         --------------
     It is proposed that this filing will become effective
                          (check appropriate box)


 ----
/   /      immediately upon filing pursuant to paragraph (b)
----
 ----
/ X /      on July 30,    1997     pursuant to paragraph (b)
----
 ----
/   /      60 days after filing pursuant to paragraph (a)(1)
----
 ----
/   /      on (date) pursuant to paragraph (a)(1)
----
 ----
/   /      75 days after filing pursuant to paragraph (a)(2)
----
 ----
/   /      on (date) pursuant to paragraph (a)(2) of Rule 485.
----
If appropriate, check the following box:
 ----
/   /      this post-effective amendment designates a new
---- effective date for a previously filed post-effective amendment.

                              --------------
                      JOHN R. VERANI, Vice President
                       PUTNAM MUNICIPAL INCOME FUND
                          One Post Office Square
                        Boston, Massachusetts 02109
                  (Name and address of agent for service)
                              ---------------
                                 Copy to:
                        JOHN W. GERSTMAYR, Esquire
                               ROPES & GRAY
                          One International Place
                        Boston, Massachusetts 02110

     The Registrant has registered an indefinite number or
amount of securities under the Securities Act of 1933 pursuant to
Rule 24f-2.  A Rule 24f-2 notice for the fiscal year ended March
31,    1997     was filed on May    29, 1997.


                                  CALCULATION OF REGISTRATION FEE

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                               Proposed       Proposed
                                maximum        maximum
              Amount           offering       aggregate      Amount of
Title of securities              being        price per      offering       registration
being registeredregistered       unit*         price**          fee
-----------------------------------------------------------------------------------------
Shares of Beneficial
Interest                    1,560,087 shs.      $9.65          NONE             NONE
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

   * Based on offering price per share on July 22, 1997.
  ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.
     The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was 49,526,581 shares, 47,966,494 of which have been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and 1,560,087 of which are being used for such reduction in this Amendment.
/TABLE

                       PUTNAM MUNICIPAL INCOME FUND

                           CROSS REFERENCE SHEET

                       (AS REQUIRED BY RULE 481(A))


PART A

N-1A ITEM NO.                          LOCATION

1.  Cover Page.......................  Cover page

2.  Synopsis.........................  Expenses summary

3.  Condensed Financial Information..  Financial highlights;
                                       How performance is shown

4.  General Description of
    Registrant.......................  Objective; How the fund pursues its objective;
                                       Organization and history

5.  Management of the Fund...........  Expenses summary; How the fund is managed;
                                       About Putnam
                                       Investments, Inc.
5A. Management's Discussion of
    Fund Performance.................  (Contained in the annual report of the
                                       Registrant)

6.  Capital Stock and Other
    Securities.......................  Cover page; Organization and history; How the
                                       fund makes distributions
                                       to shareholders; tax
                                       information

7.  Purchase of Securities Being
    Offered..........................  How to buy shares;
                                       Distribution plans; How
                                       to sell shares; How to
                                       exchange shares; How the
                                       fund values its shares

8.  Redemption or Repurchase.........  How to buy shares; How to sell shares; How to
                                       exchange shares;
                                       Organization and history

9.  Pending Legal Proceedings........  Not applicable

PART B

N-1A ITEM NO.                          LOCATION

10. Cover Page.......................  Cover page

11. Table of Contents................  Cover page

12. General Information and History..  Organization and history
                                       (Part A)

13. Investment Objectives and
    Policies.........................  How the fund pursues its objective (Part A);
                                       Investment restrictions;
                                       Miscellaneous investment
                                       practices

14. Management of the Registrant.....  Management (Trustees;
                                       Trustee fees;
                                       Officers); Additional
                                       officers

15. Control Persons and Principal
    Holders of Securities............  Management (Trustees;
                                       Officers); Charges and
                                       expenses (Share
                                       ownership)

16. Investment Advisory and Other
    Services.........................     Organization and
                                       history (Part A);
                                       Management (Trustees;
                                       Officers; The
                                       management contract;
                                       Principal underwriter;
                                       Investor servicing agent
                                       and custodian); Charges
                                       and expenses;
                                       Distribution plans;
                                       Independent accountants
                                       and financial statements

17. Brokerage Allocation.............  Management (Portfolio
                                       transactions); Charges
                                       and expenses

18. Capital Stock and Other
    Securities.......................  Organization and history
                                       (Part A); How the fund
                                       makes distributions to
                                       shareholders; tax
                                       information (Part A);
                                       Suspension of
                                       redemptions

19. Purchase, Redemption and Pricing
    of Securities Being Offered......  How to buy shares (Part
                                       A); How to sell shares
                                       (Part A); How to
                                       exchange shares (Part
                                       A); How to buy shares;
                                       Determination of net
                                       asset value; Suspension
                                       of redemptions

20. Tax Status.......................  How the fund makes
                                       distributions to
                                       shareholders; tax
                                       information (Part A);
                                       Taxes

21. Underwriters.....................  Management (Principal
                                       underwriter); Charges
                                       and expenses

22. Calculation of Performance Data..  How performance is shown
                                       (Part A); Investment
                                       performance; Standard
                                       performance measures

23. Financial Statements.............  Independent accountants and financial statements

PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                                                 PROSPECTUS
                                                       JULY 30,

   1997


PUTNAM MUNICIPAL INCOME FUND
CLASS A, B AND M SHARES
INVESTMENT STRATEGY: TAX-ADVANTAGED

This prospectus explains concisely what you should know before investing in Putnam Municipal Income Fund (the "fund").  Please read it carefully and keep it for future reference.  You can find
more detailed information in the July 30,    1997     statement
of additional information (the "SAI"), as amended from time to time.  For a free copy of the SAI or other information, call
Putnam Investor Services at 1-800-225-1581.  The SAI has been
filed with the Securities and Exchange Commission    (the
"Commission")     and is incorporated into this prospectus by
reference.     The Commission maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other
information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


                          BOSTON * LONDON * TOKYO

ABOUT THE FUND

EXPENSES SUMMARY
   ..............................................................
 ..
This section describes the sales charges, management fees, and
annual operating expenses that apply to         various classes
of    the fund's     shares.  Use it to help you estimate the
impact of transaction costs on your investment over time.

FINANCIAL HIGHLIGHTS
   .............................................................   ....
Study this table to see, among other things, how the fund
performed each year for the past 10 years or since it began
investment operations if it has been in operation for less than
10 years.

OBJECTIVE
   .............................................................   ....
Read this section to make sure the fund's objective is consistent with your own.

HOW THE FUND PURSUES ITS OBJECTIVE

   ..............................................................
 ..
This section explains in detail how the fund seeks its investment objective.

     RISK FACTORS   .              All investments entail some
risk.  Read this section to make sure you understand    the
risks that    are associated with an investment     in the fund.

HOW PERFORMANCE IS SHOWN
   ..............................................................
 ..
This section describes and defines the measures used to assess
   fund     performance.  All data are based on         past
investment results and do not predict future performance.

HOW THE FUND IS MANAGED
   ..............................................................
                                                                    ...
Consult this section for information about the fund's management,
allocation of    its     expenses, and how purchases and sales of
securities are made        .

ORGANIZATION AND HISTORY
   ..............................................................
 ..
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS
   ..............................................................
 ..
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

HOW TO BUY SHARES
   ..............................................................
 ..
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of
accounts.  It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

DISTRIBUTION PLANS
   ..............................................................
 ..
This section tells you what distribution fees are charged against each class of shares.

HOW TO SELL SHARES
   ...............................................................
 .
In this section you can learn how to sell    fund     shares
   ,     directly to the fund or through an investment dealer.

HOW TO EXCHANGE SHARES
   ...............................................................
 .
Find out in this section how you may exchange    fund     shares
        for shares of other Putnam funds.  The section also
explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

HOW THE FUND VALUES ITS SHARES
   ...............................................................
 .
This section explains how the fund determines the value of its shares.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION
   ...............................................................
 ..
This section describes the various options you have in choosing
how to receive    fund     dividends        .  It also discusses
the         tax status of the payments and counsels    you     to
seek specific advice about    your     own situation.

ABOUT PUTNAM INVESTMENTS, INC.
   ...............................................................
 .
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account
services to Putnam funds and their shareholders.

APPENDIX
Securities ratings
ABOUT THE FUND

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing.
The following table summarizes your maximum transaction costs from
investing in the fund and expenses    based on     the most recent
fiscal year.  The examples show the cumulative expenses
attributable to a hypothetical $1,000 investment over specified periods.

 CLASS A                CLASS B       CLASS M
 SHARES                 SHARES        SHARES

SHAREHOLDER TRANSACTION
EXPENSES

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)          4.75%         NONE*         3.25%*

Deferred sales charge            5.0% in the first
(as a percentage                  year, declining
of the lower of                   to 1.0% in the
original purchase                 sixth year, and
price or redemption                 eliminated
proceeds)               NONE**      thereafter        NONE

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                       Total fund
Management           12b-1      Other   operating
  fees               fees     expenses  expenses
----------          ------    --------- ---------
Class A             0.58%     0.25%      0.13%  0.96%
Class B             0.58%     0.85%      0.13%  1.56%
Class M             0.58%     0.50%      0.13%  1.21%

The table is provided to help you understand the expenses of
investing         and your share of    fund     operating expenses
       .  The expenses shown in the table do not reflect the
application of credits         that reduce         fund expenses.
EXAMPLES

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

     1                        3         5        10
   year                     years     years    years

CLASS A                      $57          $77
$98    $160
CLASS B                      $66       $79          $105
$170**    *
CLASS B (NO REDEMPTION)      $16       $49          $85
$170**    *
CLASS M                      $44          $70    $97     $174

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares - Class A shares."

*** Reflects conversion of class B shares to class A shares
    (which pay lower ongoing expenses) approximately eight years after purchase. See "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A, B and M shares.  This information has been audited and
reported on by the         independent accountants.  The "Report
of independent accountants" and financial statements included in
the fund's annual report to shareholders for the    1997
fiscal year are incorporated by reference into this prospectus.
The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

On May 7, 1992, the shareholders of the fund approved changes to the fund's investment objective and policies. Prior to these changes, the fund sought high current income free from federal income tax by investing primarily in high yielding, lower-rated tax-exempt securities (as defined below).
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
TABLE><CAPTION

            FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

FOR THE PERIOD JANAURY 4, 1993


(COMMENCEMENT OF OPERATIONS) TO YEAR ENDED MARCH 31        MARCH 31
1997            1996            1995             1994            1993

CLASS B
NET ASSET VALUE,
BEGINNING OF PERIOD
$8.92         $8.74             $8.73           $9.12            $8.95

INVESTMENT OPERATIONS
Net investment income  .46        .47             .48           .44   .10
Net realized and unrealized
gain (loss) on investments,
options and futures contracts
(.06)             .18             .01            (.32)       .17

TOTAL FROM INVESTMENT ACTIVITIES  .40            .49         .12     .27

LESS DISTRIBUTIONS:
From net investment income (.46)    (.47)           (.48)  (.44)   (.10)
In excess of net investment income --  (.01)    --
From net realized gain
on investments              --              --              --         --
In excess of net realized
gain on investments --      --           (.06)               --

TOTAL DISTRIBUTIONS (.46)           (.47)           (.48)    (.51)  (.10)

NET ASSET VALUE, END OF PERIOD $8.86           $8.92           $8.74 $8.73           $9.12

TOTAL INVESTMENT RETURN
AT NAV (%)(a)                                   4.61            7.55            5.94             1.52         3.05(b)

NET ASSETS, END OF PERIOD
(in thousands)                              $473,818        $474,374        $427,086         $369,006         $95,175

Ratio of expenses to average
net assets (%)(c)                               1.56            1.54            1.55             1.54          .30(b)

Ratio of net investment income to
average net assets (%)                          5.19            5.25            5.66             5.02         1.21(b)

Portfolio turnover (%)                         55.08           75.89           62.84            47.08        31.05(b)

/TABLE

                                                                                      FOR THE PERIOD
                                                                           MAY 22, 1989
                     YEAR                                                              (COMMENCEMENT
                    ENDED                                                          OF OPERATIONS) TO
                 MARCH 31                                                      MARCH 31
1997    1996         1995        1994         1993        1992         1991        1990

                                           CLASS A

$8.93  $8.74        $8.73       $9.12        $8.65       $8.36        $8.47       $8.50


 .52      .52          .54         .55          .63         .67          .68      .57(a)

(.06)    .19           --       (.34)          .51         .31        (.10)       (.04)

 .46      .71          .54         .21         1.14         .98          .58         .53

(.52)  (.52)        (.53)       (.54)        (.62)       (.68)        (.69)       (.56)

--        --           --          --           --          --           --          --

--        --           --       (.01)        (.05)       (.01)           --          --

--        --           --       (.05)           --          --           --          --

(.52)  (.52)        (.53)       (.60)        (.67)       (.69)        (.69)       (.56)

$8.87  $8.93        $8.74       $8.73        $9.12       $8.65        $8.36       $8.47

5.24    8.31         6.55        2.15        13.67       12.11         7.16     6.41(b)

$794330          $821,500    $828,548     $852,281    $638,971     $324,384    $244,508     $182,641

 .96      .95          .95         .97         1.05         .91          .95   .73(a)(b)

5.80    5.86         6.28        5.73         6.83        7.80         8.08  5.95(a)(b)

55.08  75.89        62.84       47.08        31.05       44.34        49.80    41.84(b)

(a)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)  Not annualized.
(b)  The ratio of expenses to average net assets for the period ended March 31, 1996 includes amounts paid through expense offset arrangements.
      Prior period ratios exclude these amounts (Note 2).

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                     FOR THE PERIOD
                   DECEMBER 1, 1994
                      (COMMENCEMENT
                  OF OPERATIONS) TO
                           MARCH 31

                               1995        1996         1997

                            CLASS M

NET ASSET VALUE,
BEGINNING OF PERIOD           $8.21       $8.75        $8.92

INVESTMENT OPERATIONS
Net investment income           .16         .49          .50
Net realized and unrealized
gain (loss) on investments,
options and futures contracts   .54         .17        (.06)

TOTAL FROM INVESTMENT ACTIVITIES.70         .67          .43

LESS DISTRIBUTIONS:
From net investment income    (.16)       (.50)        (.49)
In excess of net investment income           --
From net realized gain
on investments                   --          --           --
In excess of net realized
gain on investments              --          --           --

TOTAL DISTRIBUTIONS           (.16)       (.50)        (.49)

NET ASSET VALUE, END OF PERIOD$8.75       $8.92        $8.86

TOTAL INVESTMENT RETURN
AT NAV (%)(b)               8.58(c)        7.77         4.97

NET ASSETS, END OF PERIOD
(in thousands)               $1,224      $8,394      $11,773

Ratio of expenses to average
net assets (%)               .41(c)        1.18         1.21

Ratio of net investment income to
average net assets (%)      1.78(c)        5.45         5.51

Portfolio turnover (%)        62.84       75.89        55.08

        FOR THE PERIOD

                               JANUARY     4, 1993
                          (COMMENCEMENT         OF
                             OPERATIONS) TO
                           YEAR ENDED MARCH 31                 MARCH 31
       1997             1996        1995         1994        1993
              CLASS         B
NET ASSET VALUE,
BEGINNING OF PERIOD     $8.92      $8.74       $8.73        $9.12       $8.95

INVESTMENT OPERATIONS
Net investment income    .46         .47     .48  .44         .10
Net realized and unrealized
gain (loss) on investments    (.06)            .18  .01       (.32) .17

TOTAL FROM INVESTMENT ACTIVITIES    .40      .65   .49      .12    .27
LESS DISTRIBUTIONS:
From net investment income
   (.46)     (.47)    (.48)        (.44)       (.10)
In excess of net investment income --
       --       --           (.01)       --
From net realized gain
on investments            --           --          --           --      --
In excess of net realized
gain on investments     --           --          --        (.06)      --

TOTAL DISTRIBUTIONS     (.46)      (.47)       (.48)        (.51)       (.10)

NET ASSET VALUE, END OF PERIOD
   $8.86     $8.92       $8.74        $8.73     $9.12

TOTAL INVESTMENT RETURN
AT NAV (%)(a)   4.61             7.55        5.94   1.52     3.05(b)

NET ASSETS, END OF PERIOD
(in thousands)
   $473,818        $474,374     $427,086    $369,006      $95,175

Ratio of expenses to average
net assets (%)(c)      1.56       1.54        1.55         1.54      .30(b)


Ratio of net investment income to
average net assets (%)
   5.19             5.25        5.66         5.02     1.21(b)

Portfolio turnover (%)
   55.08            75.89       62.84        47.0831.05


                                                                                      FOR THE PERIOD
                                                                           MAY 22, 1989
                     YEAR                                                              (COMMENCEMENT
                    ENDED                                                          OF OPERATIONS) TO
                 MARCH 31                                                      MARCH 31
   1997              1996        1995         1994        1993         1992        1991         1990

                                           CLASS A

   $8.93            $8.74       $8.73        $9.12       $8.65        $8.36       $8.47        $8.50


   .52                .52         .54          .55         .63          .67         .68       .57(a)

   (.06)              .19          --        (.34)         .51          .31       (.10)        (.04)

   .46                .71         .54          .21        1.14          .98         .58          .53

   (.52)            (.52)       (.53)        (.54)       (.62)        (.68)       (.69)        (.56)

--    --               --          --           --          --           --          --

--    --               --       (.01)        (.05)       (.01)           --          --

--    --               --       (.05)           --          --           --          --

   (.52)            (.52)       (.53)        (.60)       (.67)        (.69)       (.69)        (.56)

   $8.87            $8.93       $8.74        $8.73       $9.12        $8.65       $8.36        $8.47

   5.24              8.31        6.55         2.15       13.67        12.11        7.16      6.41(b)

   $794330       $821,500    $828,548     $852,281    $638,971     $324,384    $244,508     $182,641

   .96                .95         .95          .97        1.05          .91         .95    .73(b)(d)

5.80    5.86         6.28        5.73         6.83        7.80         8.08               5.95(b)(d)

55.08               75.89       62.84        47.08       31.05        44.34       49.80     41.84(b)

(a)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)  Not annualized.
(b)  The ratio of expenses to average net assets for the    years     ended March 31, 1996    and thereafter     includes
amounts paid
         through expense offset arrangements.          Prior period ratios exclude these amounts       .

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                     FOR THE PERIOD
                   DECEMBER 1, 1994
                      (COMMENCEMENT
                  OF OPERATIONS) TO
                           MARCH 31

                               1995        1996     1997

                            CLASS M

NET ASSET VALUE,
BEGINNING OF PERIOD           $8.21       $8.75    $8.92

INVESTMENT OPERATIONS
Net investment income           .16         .50      .49
Net realized and unrealized
gain (loss) on investments      .54         .17         (.06)

TOTAL FROM INVESTMENT ACTIVITIES.70         .67      .43

LESS DISTRIBUTIONS:
From net investment income    (.16)       (.50)    (.49)
In excess of net investment income           --
From net realized gain
on investments                   --          --       --
In excess of net realized
gain on investments              --          --       --

TOTAL DISTRIBUTIONS           (.16)       (.50)    (.49)

NET ASSET VALUE, END OF PERIOD$8.75       $8.92    $8.86

TOTAL INVESTMENT RETURN
AT NAV    (%)(a)            8.58(b)        7.77     4.97

NET ASSETS, END OF PERIOD
(in thousands)               $1,224      $8,394  $11,773

Ratio of expenses to average
net assets (%)               .41(b)        1.18     1.21

Ratio of net investment income to
average net assets (%)      1.78(b)        5.45     5.51

Portfolio turnover (%)        62.84       75.89    55.08


OBJECTIVE

PUTNAM MUNICIPAL INCOME FUND SEEKS AS HIGH A LEVEL OF CURRENT
INCOME EXEMPT FROM FEDERAL INCOME TAX AS PUTNAM INVESTMENT
MANAGEMENT, INC., THE FUND'S INVESTMENT MANAGER ("PUTNAM
MANAGEMENT"), BELIEVES IS CONSISTENT WITH PRESERVATION OF CAPITAL. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

BASIC INVESTMENT STRATEGY

THE FUND INVESTS UNDER NORMAL MARKET CONDITIONS AT LEAST 65% OF ITS NET ASSETS IN INVESTMENT-GRADE TAX-EXEMPT SECURITIES.
Investment-grade securities are    securities     rated at
   least BBB or Baa by a nationally recognized securities rating
agency, such as Standard & Poor's ("S&P") or     Moody's Investors
Service, Inc. ("Moody's")        or are unrated securities
   determined by     Putnam Management    to be     of comparable
quality. It is a fundamental policy of the fund to invest at least 80% of its net assets in tax-exempt securities, except when following the alternative "defensive" investment strategies described below. The fund may hold a portion of its assets in cash or money market instruments.

Differing yields on tax-exempt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. High yields are generally available from
securities    rated below BBB or Baa by a rating agency     or
from unrated securities of comparable quality.  The    fund will
not  purchase     securities    below B by each agency rating such
security    , or unrated securities    determined     by Putnam
Management to be of comparable quality.  Securities    rated
below    BBB     and    Baa     are considered to be of poor
standing and predominantly speculative.     The foregoing
investment limitations will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will
use the highest rating assigned by any agency.      For more
detailed information about the risks associated with investing in lower-rated securities, see "Risk factors" below.

Putnam Management may take full advantage of the entire range of maturities offered by tax-exempt securities and may adjust the average maturity of the fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. However, it is anticipated that under normal market conditions the fund will invest primarily in
   long-term     tax-exempt securities    .

ALTERNATIVE MINIMUM TAX

INTEREST INCOME    DISTRIBUTED BY THE FUND     FROM CERTAIN TYPES
OF TAX-EXEMPT SECURITIES MAY BE SUBJECT TO FEDERAL ALTERNATIVE
MINIMUM TAX FOR INDIVIDUALS AND CORPORATIONS.

   In determining compliance with the 80% test described above,
it     is a fundamental policy of the fund to exclude    from tax-
exempt securities any     securities the interest from which may
be subject to    the     federal alternative minimum tax for
individuals    .  All     tax-exempt    interest dividends will,
however, be included in     determining    the     federal
alternative minimum    taxable income of corporations.

ALTERNATIVE INVESTMENT STRATEGIES

At times Putnam Management may judge that conditions in the
markets for tax-exempt securities make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders.  At such times Putnam Management may temporarily use
alternative strategies        primarily designed to reduce
fluctuations in the value of    fund     assets.

    In implementing these    defensive     strategies, the fund
may invest without limit in taxable obligations, including obligations of the U.S. government, its agencies or
instrumentalities or         any other securities that Putnam
Management considers consistent with such defensive strategies.


    It is impossible to predict when, or for how long,
   these     alternative strategies    will be used    .

TAX-EXEMPT SECURITIES

TAX-EXEMPT SECURITIES INCLUDE OBLIGATIONS OF A STATE (INCLUDING
THE DISTRICT OF COLUMBIA), A TERRITORY OR A U.S. POSSESSION, OR
ANY OF        THEIR AGENCIES, INSTRUMENTALITIES OR OTHER
GOVERNMENTAL UNITS, THE INTEREST ON WHICH, IN THE OPINION OF BOND
COUNSEL, IS EXEMPT FROM FEDERAL INCOME TAX.

These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts.
They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, or to fund short-term cash requirements. They may also include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities.

Short-term tax-exempt securities may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes.

THE TWO PRINCIPAL CLASSIFICATIONS OF TAX-EXEMPT SECURITIES ARE
GENERAL OBLIGATION AND SPECIAL OBLIGATION (OR SPECIAL REVENUE
OBLIGATION) SECURITIES.

GENERAL OBLIGATION securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

SPECIAL OBLIGATION (OR SPECIAL REVENUE OBLIGATION) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases special obligation securities, whose credit quality is tied to the private user of the facilities.

The fund may also invest in securities representing interests in tax-exempt securities, known as "inverse floating obligations" or "residual interest bonds." These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline.

These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

RISK FACTORS

THE VALUES OF TAX-EXEMPT SECURITIES FLUCTUATE IN RESPONSE TO CHANGES IN INTEREST RATES. A decrease in interest rates will
generally result in an increase in the value of    fund
assets.  Conversely, during periods of rising interest rates, the
value of    fund     assets will generally decline.  The magnitude
of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

Changes by recognized rating services in their ratings of    a
fixed-income security and changes in the ability of an issuer to
make payments of interest and principal    may     also affect the
value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value.



THE FUND MAY INVEST IN    BOTH     HIGHER-RATED AND LOWER-RATED
TAX-EXEMPT SECURITIES        .  LOWER-RATED SECURITIES ARE
SECURITIES RATED BELOW    BBB OR BAA BY NATIONALLY RECOGNIZED
SECURITIES RATING AGENCIES, AND,     TOGETHER WITH UNRATED
SECURITIES OF COMPARABLE QUALITY   ,     ARE COMMONLY KNOWN AS
"JUNK BONDS."  The values of    these     securities generally
fluctuate more than those of higher-rated securities. In addition, the lower rating reflects a greater possibility that the
financial condition of the issuer        or adverse changes in
general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal.

The table below shows the percentages of fund assets invested
during fiscal    1997     in securities assigned to the various
rating categories by S&P, or, if unrated by S&P, assigned to
comparable rating categories by    another rating agency    , and
in unrated securities determined by Putnam Management to be of comparable quality.

                                        UNRATED SECURITIES
                 RATED SECURITIES     OF COMPARABLE QUALITY,
                 AS PERCENTAGE OF        AS PERCENTAGE OF
RATING              NET ASSETS              NET ASSETS

"AAA"                  33.29%                   1.00%
"AA"                    7.10%                   ---
"A"                     8.01%                   ---
"BBB"                  20.66%                   3.51%
"BB"                    4.77%                   8.48%
"B"                     0.18%                  10.49%
"CCC"                   0.10%                   0.40%
"CC"                    ---                     ---
"C"                     ---                     ---
"D"                     ---                     0.16%
                      ------                  ------
Total                  74.11%                  24.04%
                      ======                  ======

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. However, the amount of information available about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. When the fund invests in tax-exempt securities in the lower rating categories, the achievement
of    its     goals is more dependent on Putnam Management's
ability than would be the case if    it     were investing in tax-
exempt securities in the higher rating categories. Investors should consider carefully their ability to assume the risk of owning shares of a mutual fund that may invest in securities in
   the     lower rating categories.

   The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether the fund should continue to hold the security in its portfolio.

At times, a substantial portion of fund assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the
financial condition of the issuer,    it may be     more difficult
to sell these securities when Putnam Management believes it
advisable to do so or    the fund     may be able to sell the
securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

In order to enforce its rights in the event of a default of these securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase
   fund     operating expenses and adversely affect    its     net
asset value.  Any income derived from the         ownership or
operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would
be the case with respect to         securities    of private
issuers    .

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund may invest in so-called "zero-coupon" bonds    , which
    are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life
of the security.     The values of zero-coupon bonds are subject
to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.

Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. The fund is required to accrue and distribute
   interest     income from zero-coupon bonds on a current basis,
even though it does not receive that income currently in cash.
Thus    it     may    be necessary     to sell other investments
to obtain cash needed to make income distributions.

The secondary market for tax-exempt securities is generally less liquid than that for taxable fixed-income securities, particularly in the lower rating categories. Thus it may be more difficult
        to value or buy and sell certain    of these
securities.          Certain investment grade securities
share some of the risk factors discussed above with respect to lower-rated securities.

FOR ADDITIONAL INFORMATION CONCERNING THE RISKS ASSOCIATED WITH
INVESTING IN SECURITIES IN THE LOWER RATING CATEGORIES, SEE THE
SAI.

   SINCE THE FUND INVESTS PRIMARILY IN TAX-EXEMPT SECURITIES, THE
VALUE OF ITS SHARES MAY BE ESPECIALLY AFFECTED BY FACTORS
PERTAINING TO THE ECONOMY AND OTHER FACTORS AFFECTING THE ABILITY
OF ISSUERS OF TAX-EXEMPT SECURITIES TO MEET THEIR OBLIGATIONS.

As a result, the value of fund shares may fluctuate more widely than the value of shares of a portfolio investing in many different types of securities. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally.

The amounts of tax and other revenues available to governmental issuers of tax-exempt securities may be affected from time to time by economic, political and demographic conditions within or outside of their jurisdiction. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of tax-exempt securities may also affect their ability to meet their obligations.

Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made. The facility's economic status, in turn, could be affected by economic, political and demographic conditions affecting the state.

Any reduction in the actual or perceived ability of an issuer of tax-exempt securities to meet its obligations, including a reduction in the rating of the issuer's outstanding securities, would likely have an adverse effect on the market value and marketability of its obligations. Doubts surrounding an issuer's ability to meet its obligations could adversely affect the values of other tax-exempt securities as well.

DIVERSIFICATION AND CONCENTRATION POLICIES

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S.
government securities).  The remaining 25% of    its     total
assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a
particular issuer,    it     will be subject to an increased risk
of loss if the market value of such issuer's securities declines.

THE FUND WILL NOT INVEST MORE THAN 25% OF ITS TOTAL ASSETS IN ANY ONE INDUSTRY. Governmental issuers of tax-exempt securities are not considered part of any "industry." However, for this purpose tax-exempt securities backed only by the assets and revenues of non-governmental users may be deemed to be issued by such non-governmental users. Thus, the 25% limitation would apply to these obligations.

It is possible that the fund may invest more than 25% of its assets in a broader segment of the market for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing revenue obligations, or airport revenue obligations. This would be the case only if Putnam Management determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration.

Although these obligations could be supported by the credit of governmental issuers or by the credit of non-governmental issuers engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of
   such     issuers may have a general adverse effect on all tax-
exempt securities in a    particular     market segment.
(Examples    of such developments     include proposed legislation
or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products).

The fund reserves the right to invest more than 25% of its assets in industrial development bonds and private activity securities.

INVESTMENTS IN PREMIUM SECURITIES

During a period of declining interest rates, many of the fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether these securities were originally purchased at a premium. These securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in
the net asset value of    fund     shares.

The values of these "premium" securities tend to approach the principal amount as the securities approach maturity (or call price in the case of securities approaching their first call
date).  As a result, an investor who purchases    fund     shares
        during these periods would initially receive higher monthly distributions (derived from the higher coupon rates
payable on    fund     investments) than might be available from
alternative investments bearing current market interest rates. But the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment
       , investors may find it useful to compare the current dividend rate with the fund's "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

PORTFOLIO TURNOVER

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain
market conditions    its     portfolio turnover rate may be higher
than that of other mutual funds.

Portfolio turnover generally involves some expense        ,
including brokerage commissions or dealer markups and other
transaction costs on the sale of securities and reinvestment in other securities.  These transactions may result in realization of
taxable capital gains.  Portfolio turnover rates         are shown
in the section "Financial highlights."

FINANCIAL FUTURES AND OPTIONS

THE FUND MAY PURCHASE AND SELL FINANCIAL FUTURES CONTRACTS    AND
OPTIONS    .

The fund may purchase and sell    index     futures contracts on
the Municipal Bond Index        .  This index is intended to
represent a numerical measure of market performance for long-term tax-exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change in value of the index between the time the fund enters into and terminates an index futures contract, the fund realizes a gain or loss.

    The fund may also purchase and sell put and call options on
index futures or on         indexes directly, in addition to or as
an alternative to purchasing and selling index futures. The fund may also purchase and sell futures contracts and related options on U.S. Treasury securities, including U.S. Treasury bills, notes and bonds ("U.S. government securities") and options directly on U.S. government securities.

In addition, the fund may purchase put and call options on, or warrants to purchase, tax-exempt securities, either directly or through custodial arrangements in which the fund and other investors own an interest in one or more options on tax-exempt securities.

   The fund will engage in these transactions for hedging purposes and, to the extent permitted by applicable law, for nonhedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment.

THE USE OF FUTURES AND OPTIONS INVOLVES CERTAIN SPECIAL RISKS AND
MAY RESULT IN REALIZATION OF TAXABLE INCOME OR CAPITAL GAINS.
FUTURES AND OPTIONS TRANSACTIONS INVOLVE COSTS AND MAY RESULT IN
LOSSES.

Certain risks arise    from     the possibility of imperfect
correlations    among     movements in the prices of financial
futures and options    purchased or sold by the fund,     of the
underlying bond index or U.S. government securities    and, in the
case of hedging transactions,     of the tax-exempt securities
that are the subject of the hedge.

Other risks arise from the potential inability to close out futures or options positions. There can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use
of futures and options transactions.     The successful use of
these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

A MORE DETAILED EXPLANATION OF    FINANCIAL     FUTURES AND
OPTIONS TRANSACTIONS   ,     AND THE RISKS ASSOCIATED WITH
THEM   ,     IS INCLUDED IN THE SAI.

OTHER INVESTMENT PRACTICES

THE FUND MAY ALSO ENGAGE IN THE FOLLOWING INVESTMENT PRACTICES, EACH OF WHICH MAY RESULT IN TAXABLE INCOME OR CAPITAL GAINS AND INVOLVES CERTAIN SPECIAL RISKS. THE SAI CONTAINS MORE DETAILED INFORMATION ABOUT THESE PRACTICES, INCLUDING LIMITATIONS DESIGNED TO REDUCE THESE RISKS.

REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS. The fund may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the
settlement date.  These transactions involve some risk         if
the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

DERIVATIVES

Certain of the instruments in which the fund    may     invest,
such as futures contracts, options and inverse floating obligations, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP    TO     LIMIT INVESTMENT
RISKS FOR    THE FUND'S     SHAREHOLDERS.  THESE RESTRICTIONS
   PROHIBIT THE FUND, WITH RESPECT TO 75% OF ITS TOTAL ASSETS, FROM ACQUIRING MORE THAN 10% OF THE VOTING SECURITIES OF ANY ONE
ISSUER*  THE ALSO     PROHIBIT THE FUND FROM INVESTING MORE THAN:

(a) (with respect to 75% of its total assets) 5% of its total assets in securities of any one issuer (other than U.S. government obligations);*

(b)    25%     of its    total     assets in    any one
industry     (other than    securities of the     U.S. government
   , its agencies or instrumentalities);*     or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding restricted securities that have been determined by the fund's Trustees (or the person designated by them to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of
these policies and         other fundamental investment policies.
Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental investment policies. The Trustees may change any non-fundamental investment
   policy     without shareholder approval.  As a matter of
policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

   FUND ADVERTISEMENTS MAY,     FROM TIME TO TIME    , INCLUDE
PERFORMANCE INFORMATION    .  "Yield" for each class of shares is
calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for tax purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any
premiums or discounts in the current market value of fixed   -
    income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. See "How the fund pursues its objective -- Investments in premium securities."

Yield is based on the price of the shares, including the maximum initial sales charge in the case of class A and class M shares,
but does not reflect         any contingent deferred sales charge
in the case of class B shares. "Tax-equivalent" yield for each class of shares shows the effect on performance of the tax-exempt status of distributions received from the fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to a class's tax-exempt yield.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

ALL DATA ARE BASED ON PAST INVESTMENT RESULTS AND DO NOT PREDICT
FUTURE PERFORMANCE.         Investment performance, which will
vary, is based on many factors, including market conditions,
   portfolio     composition    , fund     operating expenses and
which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an
expense limitation was in effect will be greater than if the
limitation had not been in effect.     Fund     performance may be
compared to that of various indexes.  See the SAI.

HOW THE FUND IS MANAGED

THE TRUSTEES         ARE RESPONSIBLE FOR GENERALLY OVERSEEING THE
CONDUCT OF FUND BUSINESS. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays Putnam Management a    quarterly     fee for these
services based on         average net assets.  See "Expenses
summary" and the SAI.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year stated below:

                                  BUSINESS EXPERIENCE
                          YEAR    (AT LEAST 5 YEARS)
                          ----    -------------------

   Blake E. Anderson
1996                      Employed as an investment    Managing
Director                          professional by Putnam
                                  Management since 1987.


The fund pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The fund also reimburses Putnam Management for the compensation and related expenses of certain
   fund     officers         and their staff who provide
administrative services        .  The total reimbursement is
determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of
   fund     securities.  In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider
sales of    fund     shares        (and, if permitted by law,
   shares     of the other Putnam funds) as a factor in the
selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam Municipal Income Fund is a Massachusetts business trust organized on February 6, 1989. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial
interest.     The Trustees may,     without shareholder approval
   , create     two or more series of shares representing separate
investment portfolios.          Any such series of shares may be
divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and
privileges as the Trustees determine.     Only     class A, B and
M shares are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting
proportionally.  Shares of    all classes     will vote together
as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than    the     minimum         set by the
Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

THE FUND'S TRUSTEES: GEORGE PUTNAM,* CHAIRMAN. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; JAMESON ADKINS BAXTER, President, Baxter Associates, Inc.; HANS H. ESTIN, Vice Chairman, North American Management Corp.; JOHN A. HILL, Chairman and Managing Director, First Reserve Corporation; RONALD J. JACKSON, Former Chairman, President and Chief Executive Officer of
Fisher-Price, Inc.   , Director of Safety 1st, Inc.,     Trustee
of Salem Hospital and         the Peabody Essex Museum; ELIZABETH
T. KENNAN, President Emeritus and Professor, Mount Holyoke College; LAWRENCE J. LASSER,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT E. PATTERSON, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; DONALD S. PERKINS,* Director of various corporations,
including Cummins Engine Company,         Lucent
Technologies   ,     Inc., Springs Industries, Inc. and Time
Warner Inc.; GEORGE PUTNAM, III,* President, New Generation
Research, Inc.       ; A.J.C. SMITH,* Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates.
The         Trustees are also Trustees of the other Putnam funds.
Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the fund, Putnam Management or Putnam Mutual Funds.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS



CLASS A SHARES.     If you purchase     class A shares    , you
will generally pay     a sales charge at the time of purchase   ,
and, as     a result,    will     not    have     to    pay
any charges when    you redeem these shares.  If you purchase
class A shares     at net asset value    , you may have to pay
a contingent deferred sales charge ("CDSC")    when you redeem
those shares    .  Certain purchases of class A shares qualify for
reduced sales charges.  Class A shares    pay     lower 12b-1
   fees     than class B and class M shares.  See "How to buy
shares --Class A shares" and "Distribution plans."

CLASS B SHARES.     If you purchase class     B shares    , you
will not pay     an initial sales charge, but    may have     to
   pay     a CDSC if    you redeem the shares within six
years    .  Class B shares also bear a higher 12b-1 fee than class
A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the
conversion of class B shares,    including     information about
how shares acquired through reinvestment of distributions are
treated    and information about     certain circumstances under
which    class B shares     may not    convert to class A shares,
see the SAI    .  Class B shares provide an investor the benefit
of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

CLASS M SHARES.     If you purchase     class M shares    , you
will generally pay     a sales charge at the time of purchase that
is lower than the sales charge    you would pay for     class A
shares.  Certain purchases of class M shares qualify for reduced
sales charges.  Class M shares    pay     12b-1    fees     that
   are     lower than class B shares but higher than class A
shares.     You will not have to pay any charges when you redeem
class M shares, but the shares will     not convert into any other
class of shares. See "How to buy shares --Class M shares" and "Distribution plans."

WHICH    CLASS     IS BEST FOR YOU?     Which     class of shares
provides    the most     suitable investment for    you
depends on a number of factors, including the amount    you
intend to invest and how long you intend to hold the shares.  If
your     intended    purchase qualifies     for reduced sales
charges   , you     might consider class A or class M shares.
   If you     prefer not to pay    a     sales charge    at the
time of purchase, you     might consider class B shares.
For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares
       .

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

CLASS A SHARES

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    SALES CHARGE     AMOUNT OF
                             AS A PERCENTAGE OF:   SALES CHARGE
                             -------------------   REALLOWED TO
                                  NET              DEALERS AS A
AMOUNT OF TRANSACTION           AMOUNT   OFFERING  PERCENTAGE OF
AT OFFERING PRICE ($)          INVESTED    PRICE  OFFERING PRICE
-----------------------------------------------------------------
Under 25,000                     4.99%     4.75%       4.50%
25,000 but under 100,000         4.71                  4.50 4.25
100,000 but under 250,000        3.90      3.75        3.50
250,000 but under 500,000        3.09      3.00        2.75
500,000 but under 1,000,000      2.04      2.00        1.85
-----------------------------------------------------------------

   No     initial sales charge    applies to     purchases of
class A shares of $1 million or more.  However, a CDSC of 1.00%
or 0.50%, respectively,    is     imposed    on redemptions
of     these shares within the first or second year after
purchase,    unless the dealer of record waived its
commission             with Putnam Mutual    Funds' approval.

Putnam Mutual Funds pays         dealers of record commissions on
sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid
at the rate of 1.00% of the    first     $3 million    of shares
purchased    , 0.50% of the next $47 million and 0.25%
thereafter.

CLASS B SHARES

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below.

YEAR     1       2        3       4        5       6     7+
-------------------------------------------------------------
CHARGE  5%      4%       3%      3%       2%      1%     0%

   Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested (including a prepaid service fee of 0.20% of the amount invested) to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or
on sales to investors     exempt from the CDSC.

CLASS M SHARES

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 SALES CHARGE        AMOUNT OF
                              AS A PERCENTAGE OF:  SALES CHARGE
                              -------------------  REALLOWED TO
                                 NET               DEALERS AS A
AMOUNT OF TRANSACTION          AMOUNT  OFFERING    PERCENTAGE OF
AT OFFERING PRICE ($)         INVESTED   PRICE    OFFERING PRICE
-----------------------------------------------------------------
Under 50,000                    3.36%    3.25%       3.00%
50,000 but under 100,000        2.30     2.25        2.00
100,000 but under 250,000       1.52     1.50        1.25
250,000 but under 500,000       1.01     1.00        1.00
500,000 and above               NONE     NONE        NONE

   Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Members of qualified groups may also purchase class M shares without a sales charge.

GENERAL

YOU MAY BE ELIGIBLE TO BUY    FUND     SHARES AT REDUCED SALES
CHARGES    OR TO SELL FUND SHARES WITHOUT A CDSC    .

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan,
   qualified     benefit plans        and other plans.
Descriptions are also included in the order form and in the SAI.



The fund may sell class A, class B and class M shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, the fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about
purchasing         shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in,
   fund     shares         at net asset value.

If you are considering redeeming         shares or transferring
shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in
redemption        or transfer.  Otherwise    ,     payment    may
be delayed     until the purchase price of those shares has been
collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping,
   certificates     will not    be issued     for your shares
unless you request them.

   In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when you redeem a share that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. Shares acquired by reinvestment of distributions may be redeemed without a CDSC at any time. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within
and outside the United States        for meetings or seminars of
a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

   The fund has adopted     distribution    plans to compensate
Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the
payments to dealers mentioned below.  The plans provide     for
payments by the fund to Putnam Mutual Funds at the annual
   rates (expressed as a percentage     of average net assets
   ) of up to 0.35% on     class A    shares and 1.00% on class B
and class M     shares.  The Trustees currently limit payments
   on class A, class B and class M shares to 0.25%, 0.85% and
0.50% of average net assets, respectively    .

Putnam Mutual Funds    compensates     qualifying dealers
(including, for this purpose, certain financial institutions)
   for     sales of         shares and the maintenance of
shareholder accounts.

   Putnam Mutual Funds makes quarterly     payments    to dealers
at the annual rate of up to 0.20% of     the average net asset
value of class A shares    for shares outstanding as of May 7,
1992 and 0.25% of the average net asset value for class A shares acquired after that date (including shares acquired through
reinvestment of distributions for which such     dealers are
designated as the dealer of record   ).  No payments are made
during the first            year after purchase    on     shares
purchased at net asset value        by shareholders investing $1
million or more   , unless the shareholder has     made
arrangements with Putnam Mutual Funds and the dealer of record
   has     waived the sales commission.

Putnam Mutual Funds makes         quarterly payments    to
dealers     at the annual    rates of 0.25% and 0.40% of the
average net asset value of         class B and class M    shares,
respectively for which such             dealers are designated as
the dealer of record, except         the first year's service
fees    of 0.20%     for class B shares        are prepaid    at
the time of sale,     as described above.

    Putnam Mutual Funds         may suspend or modify    its
payments to dealers.          The payments are also subject to
the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the fund any day the New York Stock
Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

SELLING SHARES DIRECTLY TO    YOUR     FUND.  Send a signed
letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

   YOUR     FUND GENERALLY SENDS YOU PAYMENT FOR YOUR SHARES THE
BUSINESS DAY AFTER YOUR REQUEST IS RECEIVED. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem
shares valued up to $100,000         unless you have notified
Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for your shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of
certain other Putnam funds at net asset value        .  Not all
Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees
believe doing so would be in the best interests of    your
fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or
reject any exchange.          Consult Putnam Investor Services
before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

THE FUND CALCULATES THE NET ASSET VALUE OF A SHARE OF EACH CLASS BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS LIABILITIES, BY THE NUMBER OF ITS SHARES OUTSTANDING. SHARES ARE VALUED AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE EACH DAY THE EXCHANGE IS OPEN.

Tax-exempt securities are valued on the basis of valuations provided by a pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

    The fund believes that reliable market quotations
generally    are     not readily available for purposes of
valuing its portfolio securities. As a result, it is likely that most of the valuations provided by a pricing service will be based upon fair value determined on the basis of the factors listed above.

Non-tax-exempt securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

The fund declares all of its net investment income as a distribution on each day it is open for business. Net
   investment     income    consists     of interest accrued on
portfolio investments of the fund, less accrued expenses, computed in each case since the most recent determination of net asset value. Normally, the fund pays distributions of net
   investment     income monthly.  The fund will distribute at
least annually all net realized capital gains, if any, after
applying any available capital loss carryovers.     A capital
loss carryover is currently available.      Distributions paid on
class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You begin earning distributions on the business day    that
Putnam Mutual Funds receives payment for your shares. It is your responsibility to see that your dealer forwards payment promptly.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS:

- Reinvest all distributions in additional shares without a sales charge;

-   Receive distributions from net    investment     income in
    cash while reinvesting capital gains distributions in additional shares without a sales charge; or

-   Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other
requirements         necessary for it to be relieved of federal
taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions designated         as "exempt-interest
dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the taxation of your benefits. In addition, an investment in the fund may result in liability for federal alternative minimum tax
and for state and local taxes,    for     both         individual
and corporate shareholders.

The fund may at times purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the fund's ordinary income and will be taxable to
   you     as such when it is distributed to    you    .

   Fund     distributions other than exempt-interest dividends
will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as
such, regardless of how long you have held    the     shares.
Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible
liability for    federal     alternative minimum tax and for
state and local taxes).

ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Fiduciary Trust Company is the
        custodian    of the fund    .  Putnam Investor Services,
a division of Putnam Fiduciary Trust Company, is the
investor servicing and transfer agent    for the fund    .

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and
are generally referred to as "gilt         edged."  Interest
payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what
are generally known as high         grade bonds.  They are rated
lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated BAA are considered as medium grade
obligations   ,     (i.e., they are neither highly protected nor
poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be
very moderate   ,     and thereby not well safeguarded during
both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of
bonds   ,     and issues so rated can be regarded as having
extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S

BONDS

AAA    --     Debt rated `AAA' has the highest rating assigned by
Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB', `B', `CCC', `CC' and `C' is
regarded   , on balance,     as         predominantly speculative
        with respect to capacity to pay interest and repay
principal    in accordance with the terms of the obligation    .
`BB' indicates the    lowest     degree of speculation and `C'
the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC'
        rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where
   a     bankruptcy petition has been filed, but debt service
payments are continued.

D -- Bonds rated `D' are in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has
not expired, unless    S&P     believes that such payments will
be made during such grace period.  The    D     rating also will
be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

   DUFF & PHELPS CORPORATION

LONG-TERM DEBT

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, INC.



AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality.  The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds
rated    `AAA'    .

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

   GLOSSARY OF TERMS


BOND          An IOU issued by a government or corporation that
              usually pays interest.
-----------------------------------------------------------------
CAPITAL       A profit or loss on the sale of securities
GAIN/LOSS     (generally stocks or bonds).
-----------------------------------------------------------------
CLASS A, B,   Types of shares, each class offering investors a
M SHARES      different way to pay sales charges and
              distribution fees.  A fund's prospectus explains
              the availability and attributes of each type.
-----------------------------------------------------------------
COMMON        A unit of ownership of a corporation.
STOCK
-----------------------------------------------------------------
DISTRIBUTION  A payment from a mutual fund to shareholders. It may include interest from bonds and dividends from
              stocks (dividend distributions). It may also
              include profits from the sale of securities from
              the fund's portfolio (capital gains
              distributions).
-----------------------------------------------------------------
NET ASSET     The value of one share of a mutual fund
VALUE (NAV)   without regard to sales charges. Some bond funds
              aim for a steady NAV, representing stability; most
              stock funds aim to raise NAV, representing growth
              in the value of an investment.
-----------------------------------------------------------------
PUBLIC        The purchase price of one class A or class M
OFFERING      share of a mutual fund, including the applicable
PRICE (POP)   "front-end" sales charge.
-----------------------------------------------------------------
TOTAL RETURN  A measure of performance showing the change in the value of an investment over a given period,
              assuming all earnings are reinvested.
-----------------------------------------------------------------
YIELD         The percentage rate at which a fund has earned
              income from its investments over the indicated period.

MAKE THE MOST OF YOUR PUTNAM PRIVILEGES

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

SYSTEMATIC INVESTMENT PLAN

Invest as much as you wish ($25 or more) on any business day of
the month except for the 29th, 30th, or 31st.  The amount    you
choose     will be automatically transferred    each month
from your checking or savings account.

SYSTEMATIC WITHDRAWAL

Make regular withdrawals of $50 or more monthly, quarterly, or
semiannually from    your Putnam mutual fund     account valued
at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE

Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

DIVIDENDS PLUS

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

STATEMENT OF INTENTION

To reduce a front-end sales charge, you may agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your investment
advisor should notify Putnam    Mutual Funds     that a Statement
of Intention is in effect.

Investors may not maintain, within the same fund, simultaneous
plans for systematic investment or exchange    (into the
fund)     and systematic withdrawal or exchange    (out of the
fund) . These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service
representative toll         free at 1-800-225-1581.

PUTNAM FAMILY OF FUNDS   *

PUTNAM GROWTH FUNDS

Putnam Asia Pacific Growth Fund
Putnam Capital Appreciation Fund
Putnam Diversified Equity Trust
   Putnam Emerging Markets Fund
Putnam Europe Growth Fund
Putnam Global Growth Fund
   Putnam Global Natural Resources Fund
Putnam Health Sciences Trust
   Putnam International Growth Fund
Putnam International New Opportunities Fund
   Putnam International Voyager Fund
Putnam Investors Fund
        Putnam New Opportunities    Fund++
Putnam OTC    &     Emerging Growth    Fund+
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II

PUTNAM GROWTH AND INCOME FUNDS

Putnam Balanced Retirement Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Putnam Growth and Income Fund II
   Putnam International Growth and Income Fund
Putnam New Value Fund
Putnam Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Diversified Income Trust II
Putnam Federal Income Trust
Putnam Global Governmental Income Trust
Putnam High Yield Advantage Fund
Putnam High Yield    Total Return Fund
Putnam High Yield Trust++
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam Preferred Income Fund
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam Municipal Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund
Putnam State tax-free income    funds+++
              Arizona, California, Florida, Massachusetts,
              Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania

LIFESTAGE(SM) FUNDS
Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments seeking to help maximize your return and reduce your risk.
THE THREE PORTFOLIOS:
Balanced Portfolio
Conservative Portfolio
Growth Portfolio

PUTNAM MONEY MARKET FUNDS   **
Putnam Money Market Fund
Putnam California Tax Exempt Money Market Fund
Putnam New York Tax Exempt Money Market Fund
Putnam Tax Exempt Money Market Fund

   *As of 6/30/97.
+Formerly Putnam OTC Emerging Growth Fund.
++New investments restricted; se your financial advisor for
details.
+++Not            available in all states.
   **Investments in money market funds are neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a steady net asset value of $1.00 per share, although there is no assurance this net asset value will be maintained in the future.

Please call your financial advisor or Putnam    Mutual Funds
to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Read it carefully before you invest or send money.

PUTNAM MUNICIPAL INCOME FUND

One Post Office Square
Boston, MA  02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109


PUTNAMINVESTMENTS
       One Post Office Square
       Boston, Massachusetts 02109
       Toll-free 1-800-225-1581

                       PUTNAM MUNICIPAL INCOME FUND

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                           JULY 30,

   1997

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of
the fund dated July 30,    1997    , as revised from time to
time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this    SAI     contains specific information about the
fund.  Part II includes information about the fund and the other
Putnam funds.

                             TABLE OF CONTENTS

PART I

TAX-EXEMPT SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . . .I-3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . .I-5

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . I-   6



EQUIVALENT YIELDS: TAX-EXEMPT VERSUS TAXABLE SECURITIES. . . . .I-   14

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . .I-   15

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .I-   15

PART II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . II-   29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . II-   34

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . II-   44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . II-   45

DISTRIBUTION    PLANS    . . . . . . . . . . . . . . . . . . . II-   57

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . II-   58

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . II-   64

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . II-   64

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . II-   64

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . II-   65

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . II-   66

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . II-   71

                                    SAI
                                  PART I

TAX-EXEMPT SECURITIES

GENERAL DESCRIPTION. As used in the prospectus and in this SAI, the term "tax-exempt securities" includes obligations of a state (including the District of Columbia), a territory or a U.S.
possession, or any of        their agencies, instrumentalities or
other governmental units, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding
obligations or    the payment of     general operating expenses.


    Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

    In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as privately operated housing facilities and certain local
facilities for water supply, gas, electricity    ,     sewage or
solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax (such interest may, however, be subject to federal alternative minimum tax.) Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

STAND-BY COMMITMENTS. When the fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

YIELDS. The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the
rating of the issue.  The ratings of    nationally recognized
securities rating agencies such as     Moody's Investors Service,
Inc., Standard & Poor's and Fitch Investors Service, Inc.   ,
represent their opinions as to the quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of tax-exempt securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.

"MORAL OBLIGATION" BONDS. The fund does not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the fund.

ADDITIONAL RISKS. Securities in which the fund may invest, including tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, which may be enacted by
Congress or the state    legislatures     extending the time for
payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income
tax   -    exemption for interest on debt obligations issued by
states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of tax-exempt securities. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the
structure of the fund or    its     dissolution.

INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING
SECURITIES, THE FUND MAY NOT AND WILL NOT:

   FUNDAMENTAL RESTRICTIONS

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2)                            Underwrite securities issued by
other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

   (3)                         Purchase or sell real estate,
although it may purchase securities    of issuers which deal in
real estate, securities     which are secured by    interests in
real estate, and securities which     represent interests in real
estate   , and it may acquire and dispose of real estate or
interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

   (4)                         Purchase or sell commodities or
commodity contracts, except that    the fund     may purchase and
sell financial futures contracts and    options and may enter
into foreign exchange contracts and other financial transactions not involving physical commodities.

   (5)                         Make loans, except by purchase of
debt obligations in which the fund may invest consistent with its
investment policies    ,     by entering into repurchase
agreements   , or by lending its portfolio             securities
   .

   (6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

   (7)   With respect to 75% of its total assets, acquire
more than 10% of the    outstanding     voting securities of any
issuer.

   (8)   Purchase securities (other than securities     of the
U.S. government, its agencies or instrumentalities    or tax-
exempt securities, except     tax-exempt securities backed
   only     by the    assets and revenues of non-    governmental
   issuers) if,             as a result   of such purchase, more
than 25%     of the fund's    total assets would be invested in
any one industry.

   (9)                         Issue any class of securities
which is senior to the fund's shares of beneficial interest   ,
except for permitted borrowings    .

Although certain of the fund's fundamental investment
restrictions permit    it     to borrow money to a limited
extent, the fund does not currently intend to do so and did not do so last year.

   The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

IT IS CONTRARY TO THE FUND'S PRESENT POLICY, WHICH MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL, TO:

        Invest in (a) securities which         are not readily
marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.



                         ------------------------

All percentage limitations on investments (other than pursuant to the non-fundamental restriction) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.



CHARGES AND EXPENSES

MANAGEMENT FEES

Under a Management Contract dated July 22, 1996, the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at an annual rate of 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter. For
the past three fiscal periods, pursuant to    the Management
Contract and     a management contract in effect prior to July
22, 1996, under which the management fee payable to Putnam
Management was paid at the annual rate of    0.65%     of the
first    $500     million of average net assets,    0.55%     of
the next    $500     million, 0.50% of the next    $500
million, 0.45% of         any amount over    $1.5     billion,
the fund incurred the following fees:

              FISCAL                   MANAGEMENT
              YEAR                     FEE PAID

                 1997                  $7,521,080
              1996                     $7,512,459
              1995                     $7,114,310


BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the
fiscal periods indicated   :

              FISCAL                   BROKERAGE
              YEAR                     COMMISSIONS

                 1997                $150,228
              1996                        $30,056
              1995                        $82,570

   The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

                  DOLLAR
                  VALUE           PERCENT OF
                  OF THESE        TOTAL             AMOUNT OF
                  TRANSACTIONS    TRANSACTIONS    COMMISSIONS

                  $5,176,922      0.35%   $30,344

ADMINISTRATIVE EXPENSE REIMBURSEMENT

The fund reimbursed Putnam Management in the following amount for
administrative services during fiscal    1997    , including the
following amount for compensation of certain    fund     officers
        and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit:

                                  PORTION OF TOTAL
                                  REIMBURSEMENT FOR
                                    COMPENSATION
                 TOTAL                   AND
             REIMBURSEMENT          CONTRIBUTIONS

                $21,336           $18,780

TRUSTEE FEES

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the
fund for fiscal    1997     and the fees paid to each Trustee by
all of the Putnam funds during calendar    1996    :

COMPENSATION    TABLE

                                             Pension or       Estimated              Total
                          Aggregate          retirement annual benefits       compensation
                       compensation                    benefits accrued           from all         from    all
                       from     the      as part of            Putnam funds     Putnam
   Trustees/Year            fund(1)    fund expenses(2)  upon retirement(3)       funds(4)
-------------------------------------------------------------------------------------------
Jameson A. Baxter/1994          $2,239        $427              $85,646       $172,291 (5)
Hans H. Estin/1972               2,222       1,517               85,646    171,291
John A. Hill/1985    (5)      2,226            566               85,646        170,791
Ronald J. Jackson/1996 (5)(6)                1,809                  31                 85,646    94,807
Elizabeth T. Kennan/1992         2,231       1,035               85,646    171,291
Lawrence J. Lasser/1992          2,226         776               85,646    169,791
Robert E. Patterson/1984         2,344         454               85,646    182,291
Donald S. Perkins/1982           2,239       1,652               85,646    170,291
William F. Pounds/1971    (7)                2,507               1,516                 98,146   197,291
George Putnam/1957               2,239       1,743               85,646    171,291
George Putnam, III/1984          2,239         299               85,646171,291
A.J.C. Smith/1986                2,209       1,013               85,646    169,791
W. Nicholas Thorndike/1992        2,335       1,487               85,646    181,291

   (1)                          Includes an annual retainer and an attendance fee for each meeting attended.
   (2)                          The Trustees approved a Retirement Plan for Trustees of
                                the     Putnam funds    on October 1, 1996.  Prior to that
                                date, voluntary retirement benefits were paid to certain
                                retired Trustees.
(3)  Assumes that each Trustee retires at the normal retirement date.  Estimated benefits for
     each Trustee are based on Trustee fee rates in effect during     calendar    1996.
(4)                             As of December 31,    1996,     there were    96     funds in
                                the Putnam family.
   (5)                          Includes compensation deferred pursuant to a Trustee
                                Compensation Deferral Plan.  The total    amounts     of
                                deferred compensation payable    by the fund     to Mr. Hill
                                and    Mr. Jackson     as of March 31,    1997 were $4,825


                                and    $1,740    , respectively, including income earned on
                                such amounts.
   (6)                          Elected as a Trustee in    May 1996.
   (7)                          Includes additional compensation for service as Vice
                                Chairman     of the Putnam funds.

   Under a Retirement Plan for Trustees of the Putnam funds (the
"Plan"), each     Trustee who retires    with     at least    five
years of    service     as a Trustee   of the funds is entitled to
receive     an annual    retirement     benefit         equal to one-
half of the    average annual compensation paid to such     Trustee
   for the last three years of service prior to     retirement.
   This retirement benefit is payable during a Trustee's lifetime,
beginning the year following     retirement   , for a number of years
equal to such Trustee's years of service.  A death     benefit    is
also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not
"interested persons" of the fund, as defined in the Investment Company
Act of 1940) may terminate or amend the Plan     at any time,    but
no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

SHARE OWNERSHIP

At June 30,    1997    , the officers and Trustees of the fund as a
group owned less than 1% of the outstanding shares of    each
class of the fund, and   , except as noted below,     to the knowledge
of the fund no person owned of record or beneficially 5% or more of
        any class of    shares of     the fund   :

               SHAREHOLDER NAME                    PERCENTAGE
      CLASS       AND ADDRESS                         OWNED

       B       Merrill Lynch, Pierce                    6.7%
               Fenner & Smith,
               1 Liberty Plaza, 165 Broadway
               New York, NY 10006


DISTRIBUTION FEES

During fiscal    1997    , the fund paid the following 12b-1 fees to
Putnam Mutual Funds:

      CLASS ACLASS B      CLASS M

      $2,039,750        $4,044,680     $48,940

CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received sales charges with respect to class A shares in the following amounts during the periods indicated:

              SALES CHARGES
           RETAINED BY PUTNAM     CONTINGENT
       TOTAL  MUTUAL FUNDS         DEFERRED
     FRONT-END    AFTER              SALES
FISCAL YEAR   SALES CHARGES   DEALER CONCESSIONS     CHARGES



      1997      $2,022,292        $132,203            $3,697
   1996         $2,433,582        $162,997            $6,315
   1995         $2,770,572        $172,961           $28,100


CLASS B CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                         CONTINGENT DEFERRED
FISCAL YEAR                  SALES CHARGES

      1997                  $1,008,697
   1996                         $954,983
   1995                       $1,115,633

CLASS M SALES CHARGES

Putnam Mutual Funds received sales charges with respect to class M
shares in the following    amounts     during the    periods
indicated    :

                                           SALES CHARGES
                                        RETAINED BY PUTNAM
                                           MUTUAL FUNDS
   FISCAL              TOTAL                  AFTER
   YEAR           SALES CHARGES         DEALER CONCESSIONS

   1997              $59,928                  $5,408
1996                 $48,302                  $4,797

INVESTOR SERVICING AND CUSTODY FEES AND EXPENSES

During the    1997     fiscal year, the fund incurred
   $1,026,629     in fees and out-of-pocket expenses for investor
servicing and custody services provided by Putnam Fiduciary Trust
Company.

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for periods ended March 31,    1997)

                          CLASS A          CLASS B         CLASS M

Inception date:           5/22/89          1/4/93          12/1/94

ANNUALIZED         TOTAL RETURN

1 year                     0.19%           4.61%            1.55%
5 years                    6.07%             ---             ---
10 years                     ---             ---           ---
Life of class               7.12%           5.36%         8.22%


YIELD

30-day yield               5.36%           4.99%           5.20%

Tax-equivalent
   Yield*                  8.87%           8.26%            8.69%


*   Assumes the maximum 39.6% federal tax rate.  Results for
    investors subject to lower tax rates would         be    less
    advantageous.

Data represent past performance and are not indicative of future
results.  Total return         for class A and class M shares
   reflects     the deduction of the maximum sales charge of
4.75% and 3.25%, respectively.  Total return         for class B
shares reflects the deduction of the applicable contingent deferred sales charge ("CDSC").  The maximum class B CDSC is 5.0%.  See
"Standard performance measures" in Part II of this SAI for information on how performance is calculated.

   Returns for class A and class M shares reflect the deduction of the current maximum initial sales charges of 4.75% for class A shares and 3.25% for class M shares.

Returns for class B shares reflect the deduction of the applicable contingent deferred sales charge ("CDSC") which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter.

Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its
implementation.  All returns assume reinvestment of distributions at net asset value and represent past performance; they do not
guarantee     future results.     Investment return and principal
value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

EQUIVALENT YIELDS: TAX-EXEMPT VERSUS TAXABLE SECURITIES



The table below shows the effect of the tax status of tax-exempt securities on the effective yield received by their individual holders under the federal income tax laws currently in
effect for    1997    .  It gives the approximate yield a taxable security must earn at various income levels to produce after-tax yields equivalent to those of tax-exempt securities yielding
        4.0%    , 6.0% and 8.0%    .
-----------------------------------------------------------------------------------
                                         MARGINAL
             TAXABLE INCOME*               FEDERAL           TAX-EXEMPT YIELD
        ------------------------          INCOME    ------------------------------
                                            TAX
        JOINT             SINGLE          RATE**         4.0%   6.0%   8.0%
-----------------------------------------------------------------------------------
                                                      EQUIVALENT TAXABLE YIELD
      $0-41,200           $0-24,650       15.00%         4.71%  7.06%  9.41%
  41,201-99,600       24,651-59,750       28.00          5.56   8.33  11.11
 99,601-151,750 ***  59,751-124,650 ***   31.00          5.80   8.70  11.59
151,751-271,050 *** 124,651-271,050 ***   36.00          6.25   9.38  12.50
   over 271,050 ***    over 271,050 ***   39.60          6.62   9.93  13.25
-----------------------------------------------------------------------------------
  *    This amount represents taxable income as defined in the Internal Revenue Code of 1986, as amended (the "Code").

  **   These rates    are     the         marginal federal income tax rates on taxable income
       currently in effect for    1997 under the Code    .

  ***  The amount of taxable income in this bracket may be affected by the phase-out of personal exemptions and the limitation on itemized deductions under the Code.

Of course, there is no assurance that the fund will achieve any specific tax-exempt yield.
While it is expected that the fund will invest principally in obligations which pay interest exempt from federal income tax, other income received by the fund may be taxable.  The table
does not take into account any         state or local taxes payable on fund distributions.
   /TABLE

ADDITIONAL OFFICERS

In addition to the persons listed as    fund     officers         in
Part II of this SAI, each of the following persons is also a Vice
President of the fund and         certain of the    other     Putnam
funds   , the total number of which is noted parenthetically    .
Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

   OFFICER NAME (AGE) (NUMBER OF FUNDS)

GARY N. COBURN   (age 50) (58 funds).      Senior Managing Director of
Putnam Investment Management, Inc.  Director, Putnam Investments, Inc.

   BLAKE E. ANDERSON (age 40) (15 funds).      Managing Director of
Putnam         Management   .

   WILLIAM J. CURTIN (age 37 ) (58 funds).  Managing Director     of
Putnam Management.     Prior to August, 1996, Mr. Curtin was Managing
Director of Lehman Brothers.

JEROME J. JACOBS (age 38) (17 funds).   Managing Director of Putnam
Management. Prior to October, 1996, Mr. Jacobs was Principal at The Vanguard Group.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's
Annual Report for the fiscal year ended March 31,    1997    , filed
electronically on May    28, 1997     (File no. 811-5763), are
incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

6


Putnam
High Yield
Total
Return
Fund

Portfolio
of
investment
s owned

April 30,
1997
(Unaudited
)


Corporate Bonds and Notes (60.1%) (a)
PRINCIPAL                                                         VALUE
AMOUNT

Advertising (0.3%)
$         Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006           $
50,000                                                           49,860

Aerospace and Defense
(0.1%)
    15,000 L-3 Communications Corp. 144A sr. sub. notes 10        15,450
          3/8s, 2007
    10,000 Tracor, Inc. 144A sr. sub. notes 8 1/2s, 2007           9,800

Agriculture (1.8%)                                               25,250
   299,734 Premium Standard Farms, Inc. sr. secd. notes 11s,     319,217
          2003 (PIK)

Apparel (0.1%)
    25,000 GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007            24,750

Automotive (2.4%)
   200,000 A.P.S Inc. company guaranty 11 7/8s, 2006             200,000
    25,000 CSK Auto, Inc. 144A sr. sub. notes 11s, 2006           25,625
    75,000 Exide Corp. sr. notes 10s, 2005                        75,938
    50,000 Harvard Industries Inc. sr. notes 11 1/8s, 2005        22,500
    80,000 Hawk Corp. sr. notes 10 1/4s, 2003                     80,600
    15,000 Key Plastics Corp. 144A sr. sub. notes 10 1/4s,        15,150
          2007

                                                                 419,813
Broadcasting
(4.0%)
    50,000 Capstar Broadcasting 144A sr. disc. notes stepped-     27,875
          coupon zero % (12 3/4s, 2/1/02), 2009 (STP)
   150,000 Comcast UK Cable, Ltd. deb. stepped-coupon zero %     103,500
          (11.2s, 11/15/00), 2007(Bermuda) (STP)
   272,000  Grupo Televisa S.A. sr. disc. notes stepped-coupon  173,400 zero % (13 1/4s, 5/15/01), 2008(Mexico) (STP)
   150,000 Marcus Cable Co. (L.P.) sr. sub. disc. notes          124,125
          stepped-coupon zero % (13 1/2s, 8/1/99), 2004 (STP)
    10,000 RBS Participacoes S.A. 144A company guaranty 11s,      10,098
          2007(Brazil)
    25,000 SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10       26,188
          3/4s, 2006
    15,000 Spanish Broadcasting Systems 144A sr. notes 11s,       15,075
          2004
   125,000 Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005    125,000
    10,000 TCI Satellite Entertainment 144A sr. sub. notes 10      9,500
          7/8s, 2007
    50,000 TV Azteca Sa De Cv 144A sr. notes 10 1/2s,             49,188
          2007(Mexico)
    50,000 Young Broadcasting Inc. company guaranty Ser. B,       47,250
          9s, 2006

                                                                 711,199
Building and Construction
(3.0%)
   100,000 Consumers International 144A sr. notes 10 1/4s,       103,000
          2005
     5,000 Continental Homes Holding Corp. sr. notes 10s, 2006     4,925
    75,000 Nortek, Inc. sr. sub. notes 9 7/8s, 2004               74,250
   125,000 Presley Cos. sr. notes 12 1/2s, 2001                  120,938
   100,000 Scotsman Group, Inc. sr. secd. notes 9 1/2s, 2000     105,000
    50,000 Terex Corp. sr. notes Ser. B, 13 1/4s, 2002            54,938
    75,000 Triangle Pacific Corp. sr. notes 10 1/2s, 2003         78,750

                                                                 541,801
Cable Television (1.5%)
    60,000 Adelphia Communications Corp. 144A sr. notes 9         56,700
          7/8s, 2007
    50,000 Cablevision Systems Corp. sr. sub. notes 9 1/4s,       48,750
          2005
   125,000   Diamond Cable Communication Co. sr. disc. notes     86,563
                stepped-coupon zero % (11 3/4s, 12/15/00),
                        2005(United Kingdom) (STP)
   115,000   Diamond Cable Communications Co. 144A sr. disc.     68,425
             notes stepped-coupon zero % (10 3/4s, 2/15/02),
                                2007 (STP)

                                                                 260,438
Chemicals (0.8%)
    25,000 Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003     24,750
   120,000 NL Industries, Inc. sr. notes stepped-coupon zero %   110,850
          (13s, 10/15/98), 2005 (STP)

                                                                 135,600
Connecticut (0.4%)
    50,000 Mohegan Tribal Gaming sr. secd. notes Ser. B, 13       65,500
          1/2s, 2002

Consumer Products (0.4%)
   100,000 Revlon Worldwide Corp. 144A sr. disc. notes zero %,    65,500
          2001

Consumer Services (2.6%)
    25,000 Affinity Group Holdings 144A sr. notes 11s, 2007       25,625
    20,000 AMC Entertainment, Inc. 144A sr. sub. notes 9 1/2s,    19,800
          2009
    50,000 Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005         55,000
    26,375 Falcon Holdings Group, Inc. sr. sub. notes 11s,        22,946
          2003 (PIK)
   125,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004   129,375
    10,000 Hollinger International Publishing, Inc. company        9,875
          guaranty 8 5/8s, 2005
   200,000 Sun International Hotels Ltd. 144A sr. sub. notes     197,500
          9s, 2007

                                                                 460,121
Electronics and Electrical Equipment
(1.0%)
    20,000 Fairchild Semiconductor Corp. 144A sr. sub. notes      17,666
          11.74s, 2008
   165,000 Fairchild Semiconductor Corp. 144A sr. sub. notes     166,650
          10 1/8s, 2007

                                                                 184,316


Entertainment (1.2%)
    50,000 Panda Global Energy Co. 144A sr. notes 12 1/2s,        47,500
          2004

Food (0.3%)
    50,000 Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008         49,000
    45,000 Cobb Theatres LLC company guaranty 10 5/8s, 2003       46,575
    50,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007             50,625
    75,000 Trump A.C. 1st mtge. 11 1/4s, 2006                     72,938

                                                                 219,138
Food and Beverage (0.9%)
    50,000 Mafco, Inc. sr. sub. notes 11 7/8s, 2002               53,125

Forest Products (0.3%)
     5,000 Del Monte Corp. 144A sr. sub. notes 12 1/4s, 2007       5,150
   150,000 Doane Products Co. sr. notes 10 5/8s, 2006            156,000

                                                                 161,150
Health Care (2.1%)
    50,000 Gaylord Container Corp. sr. sub. disc. deb. 12         53,750
          3/4s, 2005 (STP)

Insurance and Finance
(3.5%)
    10,000 IMED Corp. sr. sub. notes 9 3/4s, 2006                 10,000
   150,000 Integrated Health Services sr. sub. notes 10 3/4s,    160,500
          2004
   150,000 Paracelsus Healthcare sr. sub. notes 10s, 2006        141,750
    55,000 Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007     54,725

                                                                 366,975
Insurance and Finance (3.5%)
   225,000 Aames Financial Corp. sr. notes 9 1/8s, 2003          209,250
    10,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s,      10,000
          2027
   150,000 First Nationwide Holdings sr. sub. notes 9 1/8s,      150,000
          2003
   125,000 Imperial Credit Industries, Inc. 144A sr. notes 9     115,000
          7/8s, 2007
    25,000 Provident Capital Trust company guaranty 8.6s, 2026    24,125
    50,000 PRT Funding Corp. sr. notes 11 5/8s, 2004              36,000
    50,000 Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s,    51,375
          2003
    10,000 Sovereign Capital Trust 144A company guaranty 9s,       9,750
          2027
    10,000 Webster Capital Trust I 144A bonds 9.36s, 2027         10,206

                                                                 615,706
Medical Supplies and Devices
(0.4%)
    75,000 Wright Medical Technology, Inc. sr. secd. notes        75,750
          Ser. B, 10 3/4s, 2000



Metals and Mining (1.7%)
    10,000 Acindar Industria Argentina de Aceros S.A. bonds 11    10,150
          1/4s, 2004(Argentina)
    10,000 Altos Hornos De Mexico 144A bonds 11 7/8s,             10,125
          2004(Mexico)
    15,000 Continental Global Group 144A sr. notes Ser. A,        15,450
          11s, 2007
    10,000 Echo Bay Mines jr. sub. deb. 11s, 2027(Canada)          9,850
    50,000 Maxxam Group Holdings sr. nores Ser. B, 12s, 2003      50,500
   150,000 Royal Oak Mines, Inc. company guaranty Ser. B, 11s,   150,750
          2006(Canada)
    50,000 Weirton Steel Co. sr. notes 11 3/8s, 2004              50,500

                                                                 297,325
Oil and Gas
(6.1%)
   125,000 Cliffs Drilling Co. company guaranty Ser. B, 10       129,688
          1/4s, 2003
   100,000 Falcon Drilling Co., Inc. sr. notes Ser. B, 9 3/4s,   102,000
          2001
    50,000 Flores & Rucks, Inc. sr. notes 13 1/2s, 2004           58,125
    50,000 Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006       51,750
     5,000 Forcenergy, Inc. 144A sr. sub. notes 8 1/2s, 2007       4,750
    50,000 KCS Energy, Inc. company guaranty Ser. B, 11s, 2003    53,250
    50,000 Parker Drilling Corp. sr. notes Ser. B, 9 3/4s,        51,375
          2006
    25,000 Transamerican Refining 144A 15s, 1998                  25,000
   600,000 Transamerican Refining Corp. var. rate 1st mtge.      556,500
          zero % (18.5s 2/15/98), 2002 (STP)
    50,000 TransTexas Gas Corp. sr. secd. notes 11 1/2s, 2002     55,625

                                                                1,088,06
                                                                      3
Packaging and Containers
(0.5%)
    15,000 Innova S De R.L. 144A sr. notes 12 7/8s,               14,775
          2007(Mexico)
    75,000 Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002      81,469

                                                                  96,244
Paper and Forest Products
(1.0%)

    50,000 Buckeye Cellulose Corp. sr. sub. notes 9 1/4s, 2008    51,000
    50,000 Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s,     48,000
          2003
    50,000 Repap New Brunswick sr. notes 10 5/8s, 2005(Canada)    47,000
    25,000 Riverwood International Corp. company guaranty 10      23,500
          1/4s, 2006

                                                                 169,500
Publishing (0%)
     5,000 Sun Media Corp. 144A sr. sub. notes 9 1/2s,             4,825
          2007(Canada)

Real Estate (0.1%)
    20,000 Prime Hospitality Corp. 144A sr. sub. notes 9 3/4s,    20,400
          2007

Recreation (3.3%)
    50,000 Alliance Gaming Corp. 12 7/8s, 2003                    53,938
   150,000 Argosy Gaming Co. 1st mtge. 13 1/4s, 2004             134,250
   100,000 Colorado Gaming & Entertainment Co. sr. notes 12s,     99,000
          2003 (PIK)
   150,000 Hollywood Casino Corp. sr. notes 12 3/4s, 2003        153,750
   150,000 Lady Luck Gaming 1st mtge. 11 7/8s, 2001              150,000

                                                                 590,938
Retail (1.6%)
   100,000 Eagle Food Centers. Inc. sr. notes 8 5/8s, 2000        97,000
    50,000 Loehmanns, Inc. sr. notes 11 7/8s, 2003                52,000
    10,000 Quality Food Centers, Inc. 144A sr. sub. notes          9,850
          8.7s, 2007
   125,000 Supermercados Norte 144A bonds 10 7/8s, 2004          125,000
          (Argentina)
    10,000 William Carter Co. 144A sr. sub. notes 12s, 2008       10,200

                                                                 294,050
Telecommunications
(10.3%)
   125,000 Arch Communications Group sr. disc. notes stepped-     56,875
          coupon zero % (10 7/8s, 3/15/01), 2008 (STP)
    50,000 Brooks Fiber Properties, Inc. sr. disc. notes          32,750
          stepped-coupon zero % (10 7/8s, 3/1/01), 2006 (STP)
   225,000 Cencall Communications Corp. sr. disc. notes          166,500
          stepped-coupon
                  zero % (10 1/8s, 1/15/99), 2004 (STP)
    75,000 Centennial Cellular Corp. sr. notes 10 1/8s, 2005      75,656
    25,000 Charter Communications International, Inc. sr.         25,813
          notes Ser. B, 11 1/4s, 2006
    10,000 Consorcio Ecuatoriano 144A notes 14s, 2002             10,100
          (Ecuador)
   150,000 Dobson Communications Corp. 144A sr. notes 11 3/4s,   144,000
          2007
    25,000 Frontiervision Operating Partners L.P. sr. sub.        25,063
          notes 11s, 2006
   150,000    GST Telecommunications, Inc. company guaranty      93,000
             stepped-coupon zero % (13 7/8s, 15/15/00), 2005
                                  (STP)
    25,000   Hyperion Telecommunication Corp. sr. disc. notes    12,750
            stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003
                                  (STP)
   275,000 Intelcom Group (USA), Inc. company guaranty stepped- 163,625 coupon zero % (12 1/2s, 5/1/01), 2006 (STP)
   100,000   Intermedia Communications, Inc. sr. disc. notes     64,500
              stepped-coupon zero % (12 1/2s, 5/15/01), 2006
                                  (STP)
   150,000 International Cabletel, Inc. sr. notes stepped-        98,250
          coupon Ser. B, zero % (11 1/2s, 2/01/01), 2006
          (STP)
    40,000 International Cabletel, Inc. 144A sr. notes 10s,       39,100
          2007
    85,000 McLeod, Inc. 144A sr. disc. notes stepped-coupon       48,663
          zero % (10 1/2s, 3/1/02), 2007 (STP)
    50,000 MFS Communications sr. disc. notes stepped-coupon      37,927
          zero % (8 7/8s, 1/1/01), 2006 (STP)
   275,000    Millicom International Cellular S.A. sr. disc.    192,500
              notes stepped-coupon zero % (13 1/2s, 6/1/01),
                          2006(Luxembourg) (STP)
   100,000 Mobile Telecommunications Tech. sr. notes 13 1/2s,     99,000
          2002
    50,000 NEXTEL Communications, Inc. sr. disc. notes stepped-  36,375 coupon zero % (9 3/4s, 2/15/99), 2004 (STP)
   150,000 Omnipoint Corp. sr. notes 11 5/8s, 2006               117,000
    25,000 Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006        19,500
    50,000 Paging Network, Inc. sr. sub. notes 10s, 2008          44,500
    75,000 Pricellular Wireless Corp. sr. disc. notes stepped-   77,250
            coupon Ser. B, zero % (14s, 11/15/97), 2001 (STP)
    50,000 Rogers Cantel, Inc. deb. 9 3/8s, 2008(Canada)          51,375
   125,000  Teleport Communications Group Inc. sr. disc. notes   85,938
           stepped-coupon zero % (11 1/8s, 7/1/01), 2007 (STP)
    15,000 Winstar Equipment Corp. 144A company guaranty 12       14,363
          1/2s, 2004

                                                                1,832,37
                                                                      3

Textiles (1.2%)
    50,000 Foamex (L.P.) Capital Corp. sr. disc. notes stepped-   44,000
          coupon
                 Ser. B, zero % (14s, 7/1/99), 2004 (STP)
    60,000 Glenoit Corp. 144A sr. sub. notes 11s, 2007            60,600
   100,000 Polysindo International Finance company guaranty 11   105,000
          3/8s, 2006(Indonesia)

                                                                 209,600

Transportation
(1.0%)
    50,000 Atlantic Express, Inc. 144A company guaranty 10        51,250
          3/4s, 2004
   125,000 Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s,   122,500
          2003(Greece)

                                                                 173,750
Utilities (5.9%)
   325,000 AES China Generating Co. sr. notes 10 1/8s,           333,531
          2006(China)
   300,000 Calpine Corp. sr. notes 10 1/2s, 2006                 320,250
    50,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.     51,365
          17-A, 9 3/8s, 2017
   100,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.    106,996
          B, 9 1/2s, 2005
   150,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.    153,933
          E, 9s, 2023
    50,000 Niagara Mohawk Power Corp. mtge. 9 1/2s, 2000          51,793
    25,000 Toledo Edison Co. med. term notes 9.22s, 2021          25,570

                                                                1,043,43
                                                                      8

           Total Corporate Bonds and Notes (cost $10,903,400)  10,676,96
                                                                      5


Brady Bonds (11.0%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT
 $ 567,450 Argentina (Republic of) deb. 6.75s, 2005                    $
                                                                520,635
   135,000 Argentina (Republic of) FRN Ser. L-GP, 5 1/4s, 2023    87,919
    35,000 Bulgaria (Republic of) deb. Ser. PDI, 6.5625s, 2011    21,919
   451,621 Brazil (Republic of) FRB 8s, 2014 (POR)               342,667
    87,000 Ecuador (Government of) bonds 6.4375s, 2025            58,073
    90,000 Poland (Government of) bonds 6.9375s, 2024             87,413
   560,000 United Mexican States deb. Ser. A, 6 1/4s, 2019       406,700
   250,000 United Mexican States FRB Ser. D, 6.35156s, 2019      221,406
   238,095 Venezuela (Government of)deb. Ser. B, 6.75s, 2007     213,095

           Total Brady Bonds (cost $1,973,487)
                                                               1,959,82
                                                                      7

Convertible Bonds and Notes (7.6%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT

Automotive (0.2%)
         $ Magna International cv. sub. deb. 5s, 2002                  $
    23,000                                                       25,013

Basic Industrial Products
(0%)
     7,000 Cooper Industries, Inc. cv. sub. 7.05s, 2015            7,770

Broadcasting (0.2%)
    22,000 International Cabletel Inc. 144A cv. deb. 7 1/4s,      21,148
          2005
    48,000 Jacor Communications, Inc. cv. sr. notes zero %,       22,320
          2011

                                                                  43,468

Business Equipment and Services
(0.6%)
   100,000 Corporate Express, Inc. cv. notes 4 1/2s, 2000         84,250
    28,000 U.S. Office Products Co. 144A cv. sub. notes 5         23,485
          1/2s, 2003

                                                                 107,735
Cellular Broadcasting (0.2%)
    55,000 Comcast Corp. cv. notes 1 1/8s, 2007                   28,050

Chemicals (0.1%)
     9,000 Hercules, Inc. cv. deb. 8s, 2010                       23,929

Computer Services and Software
(0.1%)

    25,000 Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004         21,125

Computers (0.3%)
    25,000 Safeguard Scientifics, Inc. 144A cv. sub. notes 6s,
          2006                                                   22,719
    28,000 Softkey International, Inc. 144A cv. sr. notes 5       20,825
          1/2s, 2000
    20,000 Synoptics Communications Inc. 144A cv. sub. deb. 5     17,475
          1/4s, 2003


                                                                 61,019
Conglomerates
(0.3%)
    18,000 Hexcel Corp. cv. sub. notes 7s, 2003
                                                                 23,490
    20,000 Thermo Electron Corp. 144A cv. subordinated 4 1/4s,    21,575
          2003


                                                                 45,065
Consumer Non Durables
(0.3%)
    74,000 Coleman Worldwide Corp. cv. sr. sec. notes Liquid
          Yeild Option Note ( LYON) zero %, 2013                 22,385
    24,000 Standard Commercial Corp. cv. sub. deb. 7 1/4s,        21,660
          2007 (NON)


                                                                 44,045
Consumer Services (0.5%)
    60,000 Boston Chicken, Inc. cv. notes LYON zero %, 2015
                                                                 14,775
    20,000 Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004        21,650
    55,000 Hollinger, Inc. cv. LYON zero %, 2013                  20,075
    22,000 Pharmaceutical Marketing Services Inc. 144A cv.        18,040
          deb. 6 1/4s, 2003
    16,000 Protection One, Inc. cv. sr. sub. notes 6 3/4s,        15,220
          2003

                                                                  89,760



Electronics and Electrical Equipment
(1.4%)
     9,000 Diagnostic Retrieval Systems cv. sr. sub. deb. 9s,
          2003                                                   11,070
    29,000 HMT Technology Corp. 144A cv. sub. notes 5 3/4s,       23,345
          2004
    29,000 Integrated Device Technology, Inc. cv. sub. notes 5    24,469
          1/2s, 2002
    30,000 Motorola, Inc. cv. sub. deb. LYON zero %, 2013         22,275
    14,000 Plasma & Materials Technologies, Inc. 144A cv. notes    9,520
          7 1/8s, 2001
    27,000 S3, Inc. 144A cv. sub. notes 5 3/4s, 2003              22,343
    20,000 SCI Systems, Inc. cv. sub. notes 5s, 2006              27,525
    10,000 Texas Instruments cv. sub. deb. 2 3/4s, 2002           21,538
    20,000 Thermo Instrument Systems, Inc. 144A cv. deb. 4        18,750
          1/2s, 2003
    23,000 Thermo Optek Corp. 144A cv. bonds 5s, 2000             23,230
    21,000 Thermo Quest Corp. cv. co. guaranty 5s, 2000           21,000
    20,000 Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002          22,900

                                                                  247,96
                                                                      5
Environmental Control (0.1%)
    12,000 USA Waste Services, Inc. cv. sub. notes 4s, 2002
                                                                 11,850
    14,000 WMX Technologies, Inc. cv. sub. notes 2s, 2005         12,110

                                                                  23,960
Health Care (0.9%)
    50,000 Alza Corp. cv. sub. LYON zero %, 2014
                                                                 21,938
    30,000 NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000              27,188
    30,000 PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003             24,525
    20,000 Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s,   18,100
          2006
    18,000 Rotech Medical Corp. cv. sub. deb. 5 1/4s, 2003        15,390
    22,000 U.S. Diagnostic Laboratories, Inc. 144A cv. sub.       21,120
          deb. 9s, 2003
    23,000 Vivra, Inc. 144A cv. sub. notes 5s, 2001               21,936

                                                                  150,19
                                                                      7
Hospital Management and Medical Services
(0.1%)
    19,000 Integrated Health Services, Inc. cv. sub. deb. 6s,     20,235
          2003

Insurance and Finance (0.5%)
    24,000 Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001
                                                                 23,010
    22,000 Mitsubishi Bank Ltd. International Finance cv. trust   22,358
          guaranteed notes 3s, 2002(Bermuda)
    17,000 Pioneer Financial Services, Inc. cv. sub. notes 6      24,544
          1/2s, 2003
    40,000 USF&G Corp. cv. sub. notes zero %, 2009                26,200

                                                                  96,112
Medical Supplies and Devices
(0.1%)
    25,000 Uromed Corp. 144A cv. sub. notes 6s, 2003              15,031

Metals and Mining
(0.1%)
    20,000 Quanex Corp. cv. sub. deb. 6.88s, 2007                 20,300



Oil and Gas (0.3%)
    21,000 Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007      23,730
     3,000 Pride Petroleum Services, Inc. cv. sub. deb. 6          4,361
          1/4s, 2006
    16,000 Swift Energy Co. cv. sub. notes 6 1/4s, 2006           14,840

                                                                  42,931
Paper and Forest Products (0.1%)
    24,000 Stone Container Corp. cv. sr. sub. notes 8 7/8s,       25,500
          2000

Pharmaceuticals (0.2%)
    16,000 North American Vaccine, Inc. 144A cv. sub. notes 6     15,420
          1/2s, 2003
    40,000 Roche Holdings, Inc. 144A cv. unsub. LYON zero %,      18,400
          2010(Switzerland)

                                                                  33,820
Pharmaceuticals and Biotechnology
(0.1%)
    23,000 Nabi, Inc. cv. sub. notes 6 1/2s, 2003                 18,113
     4,000 North American Vaccine, Inc. 144A cv. sub. notes 6      3,855
          1/2s, 2003

                                                                  21,968
Recreation (0.4%)
   100,000 Argosy Gaming cv. sub. notes 12s, 2001                 71,000

Retail (0.5%)
    20,000 Home Depot, Inc. cv. sub. notes 3 1/4s, 2001           20,425
    26,000 Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003      22,653
    20,000 Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003       24,325
    25,000 Rite Aid Corp. cv. deb. zero %, 2006                   18,375

                                                                  85,778
Telecommunications
(0%)

    10,000 MIDCOM Communications, Inc. 144A cv. sub. deb. 8        8,300
          1/4s, 2003


           Total Convertible Bonds and Notes (cost $1,428,901)  1,360,07
                                                                      6



Preferred Stocks (4.3%) (a)
NUMBER OF                                                         VALUE
SHARES

       518 Alliance Gaming Corp. Ser. B, $15.00 pfd. (PIK)
                                                                 51,800
     1,159 American Radio Systems Corp. 144A $11.375 pfd.        114,451
     1,798 Cablevision Systems Corp. Ser. M, $11.125 dep. shs.   165,416
          pfd.(PIK)
       400 California Federal Bancorp Inc. Ser. A, $2.281 pfd.    10,000
     1,070 Chancellor Radio Broadcasting 144A $12.00 pfd.        105,930
     1,500 Chevy Chase Capital Corp. Ser. A, $10.375 pfd.         72,750
       127 Granite Broadcasting Corp. 144A 12.75% pfd. (PIK)     115,888
        25 ICG Holdings, Inc. 14.00% (Canada)                     24,125
         5 Intermedia Communications, Inc. 144A 13.50% pfd.       48,375
        20 NTL Inc. 144A 13.00% pfd. (PIK)                        19,400
       800 Public Service Co. of New Hampshire $10.60 1st         18,000
          mtge. pfd.
        20 Spanish Broadcasting Systems 144A 14.25%  pfd.         17,600
          (PIK)

           Total Preferred Stocks (cost $795,863)                763,735

Convertible Preferred Stocks
(3.6%) (a)
NUMBER OF                                                         VALUE
SHARES

Automotive (0.1%)
       170 Ford Motor Co. Ser. A, $4.20 dep. shs. cv. pfd.
                                                                 19,040
Banks (0.1%)
       230 Sovereign Bancorp Inc. $3.13 cv. pfd.                  17,020

Basic Industrial Products (0.1%)
       170 Case Corp. $4.50 cv. pfd. ($4.50)                      22,823

Broadcasting
(0.2%)
       342 Chancellor Broadcasting Corp. 144A $3.50 cv. pfd.      18,212
       360 SFX Broadcasting, Inc. Ser. D, $3.25 cv. pfd.          16,200

                                                                  34,412
Building and Construction
(0.1%)
       227 Greenfield Capital Trust $3.00 cv. pfd.                 9,307

Business Equipment and Services
(0.1%)
       150 Ikon Office Solutions Inc. Ser. BB, $5.04 cv. pfd.     10,200

Computer Services and Software
(0.1%)
       240 Vanstar Corp. 144A $3.375 cv. pfd.                      7,350
       407 Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.         18,519

                                                                  25,869

Consumer Non Durables (0.1%)
       340 Corning Deleware(L.P.) $3.00 cv. pfd.                  25,840

Consumer Services (0.1%)
       220 Service Corp. $3.125 cv. pfd.                          25,218

Food and Beverages (0.1%)
       276 Chiquita Brands International, Inc. Ser. B, $3.75      16,146
          cv. pfd.

Insurance and Finance
(1.1%)
       285 Ahmanson (H.F.) & Co. $3.00 cv. pfd.                   22,515
       251 American Bankers Insurance Group, Inc. Ser. B,         15,782
          $3.125 cv. pfd.
       575 American General Delaware Corp. $3.00 cv. pfd.         33,566
       160 Devon Financing Trust $3.25 cv. pfd.                   10,200
       452 Finova Finance Trust $2.75 cv. pfd.                    24,069
       700 Matewan Bancshares, Inc. Ser. A, $3.75 cv. pfd.        16,975
       385 Penncorp Financial Group, Inc. 144A $3.50 cv.pfd.      22,426
       120 Roosevelt Financial Group $3.25 cv. pfd.               10,230
       340 St. Paul Capital LLC $3.00 cv. pfd.                    20,910
       400 Timet Capital Trust I 144A $3.3125 cv. pfd.            18,800

                                                                 195,473
Metals and Mining (0.2%)
       285 Amax Gold, Inc. Ser. B, $3.75 cv. pfd.                 14,784
       950 Freeport-McMoRan Copper Co., Inc. $1.25 cv. pfd.       25,650
          ($1.75)

                                                                  40,434
Oil and Gas (0.6%)
       360 Neuvo Energy Ser. A, $2.875 cv. pfd.                   16,425
       435 Occidental Petroleum Corp. 144A $3.875 cv. pfd.        23,816
       360 Tejas Gas Corp. $2.65 cv. pfd.                         19,260
       380 Tosco Financing Trust 144A $2.875 cv. pfd.             20,995
       500 Unocal Capital Trust $3.125 cv. pfd.                   28,125

                                                                 108,621
Real Estate (0.1%)
       430 Insignia Financial Group, Inc. 144A $3.25 cv. pfd.     19,135

Retail (0.3%)
       350 Ann Taylor Finance Trust $4.25 cv. pfd.                23,713
       465 Kmart Financing I $3.875 cv. pfd.                      26,796

                                                                  50,509
Telecommunications (0.2%)
       600 Airtouch Communications, Inc. Ser. C, $2.125 cv.       27,300
          pfd.

           Total Convertible Preferred Stocks (cost $660,470)    647,347

Foreign Government Bonds and Notes (1.3%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT
           Bank of Foreign Economic Affairs of Russia
       USD (Vnesheconombank) principal loan 144A 8s, 2020              $
   305,000 (NON)(WIS)(PIK)                                       178,806
       USD Morocco (Government of) bonds Ser. A, 6.375s, 2009     35,150
    40,000
       ZAR South Africa (Republic of) bonds Ser. 153, 13s,         9,980
    50,000 2010

           Total Foreign Government Bonds and Notes (cost        223,936
          $219,478)

Common Stocks (0.2%) (a)
NUMBER OF                                                         VALUE
UNITS
        15 Advanced Radio Telecommunications units 14s, 2007
                                                                 15,900
         5 Anvil Holdings 144A units 13s, 2009 (PIK)               4,925
       200   Colt Telecommunications Group PLC units stepped-   117,000
           coupon zero % (12s, 12/15/01), 2006(United Kingdom)
                                  (STP)
        25 Esat Holdings Ltd. 144A units stepped-coupon zero %    14,000
          (12 1/2s, 2/1/02), 2007(Ireland) (STP)
       110 Globalstar L.P. Capital units 11 3/8s, 2004           108,900
        20 McCaw International Ltd. 144A units stepped-coupon      9,800
          zero % (13s, 4/15/02), 2007 (STP)
        50 Nextlink Communications 144A pfd. units zero %          2,350
          (.14s,), 2009 (PIK)(STP)
    50,000  Winstar Communications, Inc. 144A sr. disc. notes    26,000
            stepped-coupon zero % (14s, 10/15/00), 2005 (STP)

           Total Units (cost $331,486)                           298,875

Common Stocks (0.2%) (a)
NUMBER OF                                                         VALUE
SHARES
    27,272 Capstar Broadcasting Partners (NON)
                                                                 29,999
       316 Catellus Development Corp. (NON)                        4,661

           Total Common Stocks (cost $34,711)                     34,660

Warrants (0%) (a)
NUMBER OF                                                         VALUE
WARRANTS
Expiration
Date
        25 Hyperion Telecommunications 144A                          750
          4/15/01
        20 Spanish Broadcasting Systems 144A                       2,200
          6/30/99

           Total Warrants (cost $2,700)                            2,950

Short-Term Investments (8.0%) (a)
PRINCIPAL                                                         VALUE
AMOUNT
       MXP Mexican Treasury Bill zero %, April 2, 1998                 $
    57,529                                                       59,760
           Interest in $473,073,000 joint repurchase agreement
 1,367,000 dated April 30, 1997 with Merrill Lynch
           due May 1, 1997 with respect to various U.S.
          Treasury obligations -- maturity value of
          $1,367,205
           for an effective yeild of 5.40%.
                                                               1,367,20
                                                                      5

           Total Short-Term Investments (cost $1,426,965)       1,426,96
                                                                      5


           total Investments (cost $17,777,461) (b)            17,395,33
                                                                      6




                                 FOOTNOTES


             NOTES

     (a)      Percentages indicated are based
             on net assets of $17,762,038.


     (b)      The aggregate identified cost on
             a tax basis is
             $17,777,461, resulting in gross
             unrealized appreciation and
             depreciation of $130,645 and
             $512,770, respectively,
             or net unrealized depreciation
             of $382,125.


     (NON)     Non-income-producing security.


     (STP)    The interest or dividend rate
             and date shown parenthetically
             represent the new interest or
             dividend rate to be paid and the
             date the fund will begin
             receiving interest or dividend
             income at this rate.


     (PIK)    Income may be received in cash
             or additional securities at the
             discretion of the issuer.


     (WIS)    When-issued securities (Note 1).
                The coupon rate will be LIBOR
                                  plus 13/16.


     (BRA)       Brady bonds are foreign bonds
                   collateralized by the U.S.
                                  Government.
               The rates are floating and are
               the current rates at April 30,
                                        1997.

             144A after the name of a
             security represents a security
             purchased in a transaction
             exempt from registration under
             Rule 144A of the Securities Act
             of 1933. These securities may be
             resold only in transactions
             exempt from registration,
             normally to qualified
             institutional buyers.


                The accompanying notes are an
             integral part of these financial
                                  statements.


Putnam High Yield Total Return
Statement of assets and liabilities
April 30,1997 (Unaudited)
Assets
Investments in securities, at value
(identified cost $17,777,461) (Note 1)             $17,395,33
                                                            6
Cash                                                  107,295
Dividends, interest and other receivables             291,423
Receivable for shares of the fund sold                445,849
Receivable for securities sold                        253,143
Receivable from Manager (Note 2)                       33,864
Unamortized organization expenses (Note 1)             80,672

Total assets                                       18,607,582
Liabilities
Payable for securities purchased                      693,696
Payable for investor servicing and custodian fees       9,942
(Note 2)
Payable for compensation of Trustees (Note 2)           4,000
Payable for administrative services (Note 2)            1,333
Payable for distribution fees (Note 2)                  8,228
Payable for organization expenses (Note 1)             80,943
Other accrued expenses                                 45,893

Total liabilities                                     844,035
Net assets                                         $17,763,54
                                                            7
Represented by
Paid-in capital (Notes 1 and 4)                    $18,071,79
                                                            5
Undistributed net investment income (Note 1)          111,334
Accumulated net realized loss on investments         (37,457)
(Note 1)
Net unrealized depreciation of investments          (382,125)

Total - Representing net assets applicable to
capital shares outstanding                         $17,763,54
                                                            7
Computation of net asset value and offering price
Net asset value and redemption price per class A
share
($7,816,161 divided by 936,769 shares)                  $8.34
Offering price per class A share (100/95.25 of          $8.76
$8.34)*
Net asset value and offering price per class B
share
($8,901,350 divided by 1,068,486 shares)**              $8.33
Net asset value and redemption price per class M
share
($1,044,527 divided by 125,260 shares)                  $8.34
Offering price per class M share (100/96.75 of          $8.62
$8.34)*




* On single sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Putnam High Yield Total Return
Statement of operations
Period January 2, 1997 (commencement of
operations) to
April 30,1997 (Unaudited)

Investment income:
Interest                                            $233,411
Dividends                                             18,004
Total investment income                              251,415

Expenses:
Compensation of Manager (Note 2)                      23,481
Investor servicing and custodian fees (Note 2)        19,408
Compensation of Trustees (Note 2)                      4,000

Administrative services (Note 2)                       1,333
Distribution fees -- Class A (Note 2)                  3,185
Distribution fees -- Class B (Note 2)                 15,015
Distribution fees -- Class M (Note 2)                    775
Amortization of organization expenses (Note 1)           271
Reports to shareholders                                6,333
Registration fees                                      5,456
Auditing                                              22,867
Legal                                                  2,667
Postage                                                7,336
Other                                                  1,703
Fees waived by Manager (Note 2)                     (57,345)
Total expenses                                        56,485
Expense reduction (Note 2)                          (13,079)
Net expenses                                          43,406
Net investment income                                208,009
Net realized loss on investments (Notes 1 and 3)    (37,457)
Net unrealized depreciation of investments during   (382,125
the period                                                 )

Net loss on investments  (419,582)
Net decrease in net assets resulting from           $(211,57
operations                                                3)



The accompanying notes are an integral part of these financial statements.

Putnam High Yield Total Return
Statement of changes in net assets                        For the
                                                           period
                                                       January 2,
                                                             1997
                                                    (commencement
                                                               of
                                                    operation) to
                                                        April 30,
                                                            1997*

Decrease in net assets
Operations:
Net investment income                                    $208,009
Net realized loss on investments                         (37,457)
Net unrealized depreciation of investments              (382,125)

Net decrease in assets resulting from operations        (211,573)
Distributions to shareholders:
From net investment income
     Class A                                             (46,942)
     Class B                                             (44,326)
     Class M                                              (5,407)
Increase from capital share transactions (Note 4)      18,068,795
Total increase in net assets                           17,760,547
Net Assets
Beginning of period                                         3,000

End of period (including undistributed net investment
income                                                 $17,763,54
of $109,825)                                                    7
*Unaudited
The accompanying notes are an integral part of these financial statements.




Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS A

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period                                  $8.50

Investment operations:

Net investment income                                      .20(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.09)

Less distributions:

From net investment income                                            (.07)

Net realized gain on investments                               --

Total distributions                                         (.07)

Net asset value, end of period                              $8.34

Total investment return at net asset value (%)(a)                     (1.10)*

Net assets, end of period (in thousands)                              $7,817

Ratio of expenses to average net assets (%)(b)               .50*

Ratio of net investment income to average
net assets (%)                                              2.41*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.




Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS B

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period
$8.50

Investment operations:

Net investment income                                      .18(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.11)

Less distributions:

From net investment income                                            (.06)

Net realized gain on investments                               --

Total distributions                                         (.06)

Net asset value, end of period                              $8.33

Total investment return at net asset value (%)(a)                     (1.35)*

Net assets, end of period (in thousands)                              $8,902

Ratio of expenses to average net assets (%)(b)               .75*

Ratio of net investment income to average
net assets (%)                                              2.21*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.
Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS M

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period                                  $8.50

Investment operations:

Net investment income                                      .19(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.10)

Less distributions:

From net investment income                                            (.06)

Net realized gain on investments                               --

Total distributions                                         (.06)

Net asset value, end of period                              $8.34

Total investment return at net asset value (%)(a)                     (1.15)*

Net assets, end of period (in thousands)                              $1,045

Ratio of expenses to average net assets (%)(b)               .58*

Ratio of net investment income to average
net assets (%)                                              2.39*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.
Putnam High Yield Total Return Fund

Notes to
financial statements

April 30, 1997 (Unaudited)

Note 1
Significant
accounting
policies

Putnam High Yield Total Return Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks total return through high current income and capital appreciation by investing primarily in high-yielding, lower-rated fixed-income securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported _ as in the case of some securities traded over-the-counter _ the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. . These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).
Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date;
interest income is accrued based on the terms of the security.
Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders   Distributions to shareholders
from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $80,943. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee,
administrative services,
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of the average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, 0.53% of any amount over $21.5 billion.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.25% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc.
Investor servicing agent functions are provided by Putnam
Investor Services, a division of PFTC.

For the period ended April 30, 1997, fund expenses were reduced by $13,079 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $650 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The Fund has adopted an unfunded noncontributory defined benefit pension plan covering all Trustees of the Fund who have served as Trustee for at least five years. Benefits under the plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee fees in the Statement of operations for the period ended April 30, 1997. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.25% and .050% of the average net assets attributable to class A, class B and class M shares respectively.

Note 3
Purchase and sales of securities

During the period ended April 30, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $20,253,306 and $3,911,133, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1997, there was an unlimited number of shares of beneficial interest authorized.

                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                         1997
Class A                                     Shares            Amount
Shares sold                                980,136        $8,308,988
Shares issued in connection with             4,596            38,222
reinvestment of distributions
                                           984,732         8,347,210
Shares repurchased                        (48,081)         (406,686)
Net increase                               936,651        $7,940,524


                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                         1997
Class B                                     Shares            Amount
Shares sold                               1,153,33        $9,781,816
                                                 4
Shares issued in connection with             4,514            37,505
reinvestment of distributions
                                          1,157,84         9,819,321
                                                 8
Shares repurchased                        (89,480)         (749,928)
Net increase                              1,068,36        $9,069,393
                                                 8



                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                                    1997
Class M                                     Shares            Amount
Shares sold                                126,277        $1,068,346
Shares issued in connection with               513             4,266
reinvestment of distributions
                                           126,790         1,072,612
Shares repurchased                         (1,648)          (13,734)
Net increase                               125,142        $1,058,878

Note 5
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to January 2, 1997, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $1,000, $1,000 and $1,000 for class A, class B and class M, respectively, and $80,943 of initial organizational expenses, and the issuance of 118 shares for each class to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc.

                          PUTNAM MUNICIPAL INCOME FUND

                                   FORM N-1A
                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Index to Financial Statements and Supporting Schedule:

               (1)  Financial Statements:

                    Statement of assets and liabilities -- March 31,


   1997 (a)    .
                    Statement of operations -- year ended March 31,
                       1997     (a).
                    Statement of changes in net assets -- years ended
                    March 31,    1997     and March 31,    1996
                    (a).
                    Financial highlights (a) (b).
                    Notes to financial statements (a).

               (2)  Supporting Schedules:
                    Schedule I -- Portfolio of investments owned --
                    March 31,    1997     (a).
                    Schedules II through IX omitted because the required matter is not present.

                    (a) Incorporated by reference into Parts A
                        and B.
                    (b) Included in Part A.
                           --------------------------

          (b)  Exhibits:

               1. Agreement and Declaration of Trust dated February 6, 1989, as amended May 11, 1992 --Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement.
               2. By-Laws, as amended through February 1, 1994 Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement.
               3.   Not applicable.
               4a. Class A Specimen share certificate --Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement.
               4b. Class B Specimen share certificate --Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement.
               4c. Class M Specimen share certificate --Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement.
               4d. Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights --Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement.
               4e. Portions of By-Laws Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement.
               5.   Management Contract dated July 22, 1996 --
                       Incorporated by reference to Post-Effective
                    Amendment No. 9 to the Registrant's Registration
                    Statement.
               6a. Distributor's Contract dated May 6, 1994 -- Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement.
               6b. Form of Specimen Dealer Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement.
               6c. Form of Specimen Financial Institution Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement.
               7.      Trustee Retirement Plan dated October 4, 1996 -
                    - Exhibit 1.
               8. Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended July 13, 1992 -- Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement.
               9. Investor Servicing Agreement dated June 3, 1991 with Putnam Fiduciary Trust Company --Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement.
               10.  Opinion of Ropes & Gray, including consent --
                       Exhibit 2.
               11.  Not applicable.
               12.  Not applicable.
               13. Investment Letter from Putnam Investments, Inc. to the Registrant -- Incorporated by reference to the Registrant's Initial Registration Statement.
               14.  Not applicable.
               15a. Class A Distribution Plan and Agreement --
                    Incorporated by reference to Post-Effective
                    Amendment No. 6 to the Registrant's Registration
                    Statement.
               15b. Class B Distribution Plan and Agreement --
                    Incorporated by reference to Post-Effective
                    Amendment No. 6 to the Registrant's Registration
                    Statement.
               15c. Class M Distribution Plan and Agreement --
                    Incorporated by reference to Post-Effective
                    Amendment No. 8 to the Registrant's Registration
                    Statement.
               15d. Form of Specimen Dealer Service Agreement --
                       Exhibit 3.
               15e. Form of Specimen Financial Institution Service
                    Agreement --    Exhibit 4.
               16.  Schedule of computation of performance quotations
                    -- Exhibit    5    .
               17a. Financial Data Schedule for Class A shares --
                    Exhibit    6    .
               17b. Financial Data Schedule for Class B shares --
                    Exhibit    7    .
               17c. Financial Data Schedule for Class M shares --
                    Exhibit    8.
               18.  Rule 18f-3(d) Plan --    Incorporated by reference
                    to Post-Effective Amendment No. 9 to the
                    Registrant's Registration Statement.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT

          None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of June 30,    1997    , the number of record holders of each
class of securities of the Registrant is as follows:

               NUMBER OF RECORD HOLDERS
          ---------------------------------
          CLASS A      CLASS B     CLASS M

          22,376      13,855     351

ITEM 27. INDEMNIFICATION

         The information required by this item is incorporated herein by reference to Pre-Effective Amendment No. 1 from the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-5763).

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

ITEM 31. MANAGEMENT SERVICES

         None.

ITEM 32. UNDERTAKINGS

         The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                          ----------------------------

                       CONSENT OF INDEPENDENT ACCOUNTANTS

    We consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting parts of Post-
Effective Amendment No.    10     to the Registration Statement of
Putnam Municipal Income Fund on Form N-1A (File No. 33-26921) of our
report dated May    15, 1997    , on our audit of the financial
statements and financial highlights of the    Fund    , which report
is included in the Annual Report for Putnam Municipal Income Fund for
the year ended March 31,    1997    , which is incorporated by
reference in the Registration Statement.

    We also consent to the references to our firm under the caption "Independent Accountants and Financial Statements" in the Statement of Additional Information and under the heading "Financial highlights" in such Prospectus.


                        COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
July   28, 1997

                           --------------------------

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of Putnam Municipal Income Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                       SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the
   30th     day of July,    1997    .

                         PUTNAM MUNICIPAL INCOME FUND

                         By: Gordon H. Silver, Vice President


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Municipal Income Fund has been signed below by the following persons in the capacities and on the dates indicated:


    SIGNATURE                TITLE

    George Putnam            President and Chairman of the Board;
                             Principal Executive Officer; Trustee



    John D. Hughes           Senior Vice President; Treasurer
                             and Principal Financial Officer

    Paul G. Bucuvalas        Assistant Treasurer and Principal
                             Accounting Officer

    Jameson A. Baxter        Trustee

    Hans H. Estin            Trustee

    John A. Hill             Trustee

    Ronald J. Jackson        Trustee

    Elizabeth T. Kennan      Trustee

    Lawrence J. Lasser       Trustee

    Robert E. Patterson      Trustee

    Donald S. Perkins        Trustee

       William F. Pounds
    Trustee
    George Putnam, III       Trustee



    A.J.C. Smith             Trustee

    W. Nicholas Thorndike    Trustee


                             By: Gordon H. Silver,
                                 as Attorney-in-Fact
                                 July    30, 1997